Quarterly Holdings Report
for

Fidelity® Series Global ex U.S. Index Fund

January 31, 2020

SGX-QTLY-0320
1.899284.110

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
		Shares	Value
Argentina - 0.0%
Banco Macro SA sponsored ADR		26,825	$822,723
Grupo Financiero Galicia SA sponsored ADR		54,477	781,745
Telecom Argentina SA Class B sponsored ADR (a)		52,115	587,857
YPF SA Class D sponsored ADR		101,803	955,930

TOTAL ARGENTINA			3,148,255

Australia - 4.2%
AGL Energy Ltd.		410,723	5,450,796
Alumina Ltd.		1,570,930	2,262,517
AMP Ltd.		2,064,100	2,490,747
APA Group unit		724,026	5,436,432
Aristocrat Leisure Ltd.		348,512	8,311,726
ASX Ltd.		121,075	6,849,905
Aurizon Holdings Ltd.		1,242,477	4,453,664
Australia & New Zealand Banking Group Ltd.		1,754,241	29,861,338
Bank of Queensland Ltd.		1	5
Bendigo & Adelaide Bank Ltd.		300,012	2,071,535
BHP Billiton Ltd.		1,822,324	46,731,506
BlueScope Steel Ltd.		318,792	2,983,565
Boral Ltd.		744,646	2,454,017
Brambles Ltd.		986,670	8,241,091
Caltex Australia Ltd.		149,860	3,417,407
Challenger Ltd.		313,655	1,856,965
Cimic Group Ltd.		60,520	1,171,012
Coca-Cola Amatil Ltd.		326,083	2,591,028
Cochlear Ltd.		35,493	5,652,840
Coles Group Ltd.		706,795	7,755,694
Commonwealth Bank of Australia		1,093,297	61,899,754
Computershare Ltd.		301,076	3,555,121
Crown Ltd.		223,452	1,737,045
CSL Ltd.		281,076	57,808,521
DEXUS Property Group unit		675,762	5,702,175
Flight Centre Travel Group Ltd.		37,131	967,100
Fortescue Metals Group Ltd.		856,528	6,345,010
Goodman Group unit		1,026,195	10,159,241
Harvey Norman Holdings Ltd. (a)		369,828	1,037,838
Incitec Pivot Ltd.		1,052,971	2,286,260
Insurance Australia Group Ltd.		1,446,803	6,803,012
Lendlease Group unit		352,675	4,235,720
Macquarie Group Ltd.		199,686	19,080,053
Magellan Financial Group Ltd.		76,062	3,349,716
Medibank Private Ltd.		1,750,906	3,597,641
Mirvac Group unit		2,474,734	5,582,905
National Australia Bank Ltd.		1,785,766	30,504,680
Newcrest Mining Ltd.		478,283	9,575,243
Orica Ltd.		244,057	3,687,275
Origin Energy Ltd.		1,063,020	5,750,587
Qantas Airways Ltd.		460,062	1,950,568
QBE Insurance Group Ltd.		824,941	7,509,543
Ramsay Health Care Ltd.		98,966	5,205,850
realestate.com.au Ltd.		33,018	2,498,303
Rio Tinto Ltd.		229,786	14,910,436
Santos Ltd.		1,104,839	6,341,131
Scentre Group unit		3,340,894	8,572,173
SEEK Ltd.		216,751	3,249,616
Sonic Healthcare Ltd.		274,064	5,744,584
South32 Ltd.		3,026,409	5,193,006
SP AusNet		1,274,358	1,501,734
Stockland Corp. Ltd. unit		1,454,461	4,755,013
Suncorp Group Ltd.		788,692	6,737,532
Sydney Airport unit		694,340	3,861,997
Tabcorp Holdings Ltd.		1,259,000	3,918,935
Telstra Corp. Ltd.		2,592,017	6,609,518
The GPT Group unit		1,203,475	4,801,980
TPG Telecom Ltd.		190,507	947,103
Transurban Group unit		1,672,061	17,429,187
Treasury Wine Estates Ltd.		438,396	3,765,627
Vicinity Centres unit		2,107,255	3,556,819
Washington H. Soul Pattinson & Co. Ltd.		73,303	1,044,343
Wesfarmers Ltd.		697,319	20,920,969
Westpac Banking Corp.		2,161,330	36,118,921
WiseTech Global Ltd.		91,418	1,493,850
Woodside Petroleum Ltd.		583,601	13,370,618
Woolworths Group Ltd.		778,747	21,628,797
WorleyParsons Ltd.		197,873	1,977,863

TOTAL AUSTRALIA			609,324,703

Austria - 0.1%
Andritz AG		42,766	1,686,598
Erste Group Bank AG		187,397	6,891,730
OMV AG		92,401	4,610,455
Raiffeisen International Bank-Holding AG		86,658	1,979,826
Verbund AG		40,809	2,159,770
Voestalpine AG		68,120	1,656,023

TOTAL AUSTRIA			18,984,402

Bailiwick of Jersey - 0.4%
Experian PLC		564,443	19,647,123
Ferguson PLC		142,014	12,753,122
Glencore Xstrata PLC		6,732,132	19,688,770
Polymetal International PLC		133,834	2,265,261
WPP PLC		785,678	9,768,771

TOTAL BAILIWICK OF JERSEY			64,123,047

Belgium - 0.6%
Ageas		108,466	5,987,043
Anheuser-Busch InBev SA NV		473,101	35,690,771
Colruyt NV		32,599	1,632,350
Galapagos Genomics NV (b)		27,408	6,125,666
Groupe Bruxelles Lambert SA		49,939	5,024,513
KBC Groep NV		157,008	11,537,835
Proximus		99,474	2,837,473
Solvay SA Class A		46,261	4,799,141
Telenet Group Holding NV		25,686	1,195,887
Titan Cement International Trading SA (b)		14,199	290,697
Titan Cement International Trading SA (b)		6,734	139,807
UCB SA		79,667	7,340,507
Umicore SA		123,771	5,706,240

TOTAL BELGIUM			88,307,930

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (b)		2,300,000	3,204,317
Alibaba Pictures Group Ltd. (b)		8,410,000	1,189,677
Beijing Enterprises Water Group Ltd.		2,654,000	1,180,286
Brilliance China Automotive Holdings Ltd.		2,014,000	1,785,031
Cheung Kong Infrastructure Holdings Ltd.		394,500	2,752,353
China Gas Holdings Ltd.		1,097,000	4,333,603
China Oriental Group Co. Ltd. (H Shares)		184	63
China Resource Gas Group Ltd.		572,000	3,014,760
Cosco Shipping Ports Ltd.		973,623	688,641
Credicorp Ltd. (United States)		42,396	8,758,166
Dairy Farm International Holdings Ltd.		195,430	1,003,983
GOME Electrical Appliances Holdings Ltd. (b)		5,462,418	501,248
Haier Electronics Group Co. Ltd.		808,000	2,427,006
Hongkong Land Holdings Ltd.		729,156	3,870,328
Jardine Matheson Holdings Ltd.		138,774	7,735,535
Jardine Strategic Holdings Ltd.		138,701	4,244,286
Kerry Properties Ltd.		419,500	1,170,115
Kunlun Energy Co. Ltd.		2,382,000	1,845,035
Luye Pharma Group Ltd. (c)		654,000	419,557
Nine Dragons Paper (Holdings) Ltd.		946,000	893,980
NWS Holdings Ltd.		899,515	1,155,835
Shenzhen International Holdings Ltd.		531,719	1,062,139
Yue Yuen Industrial (Holdings) Ltd.		451,500	1,255,399

TOTAL BERMUDA			54,491,343

Brazil - 1.2%
Ambev SA		2,068,430	8,621,276
Atacadao Distribuicao Comercio e Industria Ltda		254,200	1,340,863
B2W Companhia Global do Varejo (b)		125,374	2,084,395
Banco Bradesco SA		387,859	2,839,252
Banco do Brasil SA		527,500	5,978,810
Banco Santander SA (Brasil) unit		259,400	2,548,209
BB Seguridade Participacoes SA		416,200	3,380,058
BM&F BOVESPA SA		1,283,625	14,447,001
BR Malls Participacoes SA		470,330	2,020,752
Brasil Foods SA (b)		226,200	1,613,602
BTG Pactual Participations Ltd. unit		141,500	2,478,051
CCR SA		774,700	3,299,521
Centrais Eletricas Brasileiras SA (Electrobras)		158,900	1,455,204
Centrais Eletricas Brasileiras SA (Electrobras)		32,530	297,606
Centrais Eletricas Brasileiras SA (Electrobras)		20,042	191,266
Cielo SA		709,614	1,171,478
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		208,200	2,965,535
Companhia Siderurgica Nacional SA (CSN)		376,000	1,132,583
Cosan SA Industria e Comercio		108,700	2,022,928
Drogasil SA		142,200	4,124,617
Embraer SA		434,600	1,840,855
Energisa SA unit		94,400	1,216,095
ENGIE Brasil Energia SA		128,650	1,563,590
Equatorial Energia SA		536,800	2,988,211
Hapvida Participacoes e Investimentos SA (c)		135,800	1,904,802
Hypermarcas SA		241,800	2,008,319
IRB Brasil Resseguros SA		440,100	4,606,940
JBS SA		681,800	4,390,801
Klabin SA unit		428,200	2,074,709
Kroton Educacional SA		869,592	2,359,468
Localiza Rent A Car SA		375,641	4,704,065
Lojas Americanas SA		4,428	28,485
Lojas Renner SA		502,823	6,745,244
Magazine Luiza SA		454,033	5,915,808
Multiplan Empreendimentos Imobiliarios SA		199,856	1,618,411
Natura & Co. Holding SA		392,564	4,361,415
Notre Dame Intermedica Participacoes SA		301,200	4,937,947
Petrobras Distribuidora SA		409,200	2,751,824
Petroleo Brasileiro SA - Petrobras (ON)		1,067,711	7,566,672
Porto Seguro SA		49,500	764,357
Rumo SA (b)		691,200	3,744,417
Sul America SA unit		178,137	2,620,518
Suzano Papel e Celulose SA		337,371	3,125,089
TIM Participacoes SA		556,803	2,177,754
Ultrapar Participacoes SA		453,000	2,671,924
Vale SA		1,318,186	15,473,126
Vale SA sponsored ADR		671,593	7,877,786
Weg SA		512,066	4,712,212

TOTAL BRAZIL			170,763,851

Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		148,250	9,163,405
Air Canada (b)		81,249	2,721,602
Algonquin Power & Utilities Corp.		331,380	5,073,114
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		543,051	18,149,574
AltaGas Ltd. (a)		176,801	2,846,932
ATCO Ltd. Class I (non-vtg.)		50,918	1,986,087
Aurora Cannabis, Inc. (a)(b)		449,921	849,934
Bank of Montreal (a)		395,228	30,142,332
Bank of Nova Scotia		754,745	41,221,829
Barrick Gold Corp. (Canada)		1,104,267	20,451,552
Bausch Health Cos., Inc. (Canada) (b)		200,351	5,497,011
BCE, Inc.		93,594	4,410,248
BlackBerry Ltd. (b)		312,007	1,900,239
Bombardier, Inc. Class B (sub. vtg.) (a)(b)		1,226,189	1,139,650
Brookfield Asset Management, Inc. (Canada) Class A		549,799	33,642,680
CAE, Inc.		163,182	4,839,726
Cameco Corp.		261,259	2,106,418
Canadian Apartment Properties (REIT) unit		59,267	2,534,768
Canadian Imperial Bank of Commerce		276,817	22,573,742
Canadian National Railway Co.		445,267	41,609,619
Canadian Natural Resources Ltd.		737,909	20,753,342
Canadian Pacific Railway Ltd.		86,034	22,854,203
Canadian Tire Ltd. Class A (non-vtg.) (a)		37,890	4,063,569
Canadian Utilities Ltd. Class A (non-vtg.)		82,485	2,524,288
CCL Industries, Inc. Class B		92,722	3,910,242
Cenovus Energy, Inc. (Canada)		649,824	5,656,621
CGI Group, Inc. Class A (sub. vtg.) (b)		151,355	11,588,939
CI Financial Corp.		134,556	2,357,831
Constellation Software, Inc.		12,628	13,273,522
Cronos Group, Inc. (a)(b)		96,596	695,602
Dollarama, Inc.		184,414	6,283,231
Emera, Inc.		148,200	6,602,593
Empire Co. Ltd. Class A (non-vtg.)		113,442	2,631,608
Enbridge, Inc.		1,253,358	50,962,063
Fairfax Financial Holdings Ltd. (sub. vtg.)		17,057	7,632,344
First Capital Realty, Inc. unit		64,909	1,062,852
First Quantum Minerals Ltd.		431,507	3,377,975
Fortis, Inc.		269,192	11,740,791
Franco-Nevada Corp.		117,110	13,311,816
George Weston Ltd.		50,483	4,068,318
Gildan Activewear, Inc.		126,706	3,510,888
Great-West Lifeco, Inc.		170,557	4,419,223
H&R (REIT) unit		89,892	1,452,917
Husky Energy, Inc.		222,659	1,448,613
Hydro One Ltd. (c)		205,268	4,172,366
iA Financial Corp, Inc.		67,269	3,701,981
IGM Financial, Inc.		52,355	1,513,999
Imperial Oil Ltd.		174,487	4,137,375
Intact Financial Corp.		86,394	9,359,459
Inter Pipeline Ltd. (a)		262,863	4,379,726
Keyera Corp.		140,527	3,666,614
Kinross Gold Corp. (b)		788,671	3,998,778
Kirkland Lake Gold Ltd.		168,817	6,922,849
Loblaw Companies Ltd.		112,118	5,865,989
Lundin Mining Corp.		394,340	2,067,946
Magna International, Inc. Class A (sub. vtg.)		187,927	9,526,993
Manulife Financial Corp.		1,211,771	23,605,453
Methanex Corp.		42,647	1,382,789
Metro, Inc. Class A (sub. vtg.)		161,252	6,573,633
National Bank of Canada		208,114	11,547,386
Nutrien Ltd.		357,725	15,269,673
Onex Corp. (sub. vtg.)		55,445	3,556,960
Open Text Corp.		170,962	7,694,194
Parkland Fuel Corp.		94,525	3,289,161
Pembina Pipeline Corp.		338,684	12,970,005
Power Corp. of Canada (sub. vtg.)		189,926	4,738,822
Power Financial Corp.		165,679	4,300,343
PrairieSky Royalty Ltd. (a)		121,692	1,334,253
Quebecor, Inc. Class B (sub. vtg.)		118,665	2,944,657
Restaurant Brands International, Inc.		125,781	7,673,839
Restaurant Brands International, Inc.		36,464	2,224,669
RioCan (REIT)		114,514	2,350,159
Rogers Communications, Inc. Class B (non-vtg.)		221,319	11,081,001
Royal Bank of Canada		883,690	69,832,477
Saputo, Inc.		146,476	4,500,313
Shaw Communications, Inc. Class B		287,469	5,617,310
Shopify, Inc. Class A (b)		62,214	28,974,123
Smart (REIT)		43,841	1,040,536
Sun Life Financial, Inc.		365,554	17,186,618
Suncor Energy, Inc.		970,774	29,671,912
TC Energy Corp.		576,886	31,634,137
Teck Resources Ltd. Class B (sub. vtg.)		299,510	3,870,048
TELUS Corp.		123,498	4,950,558
The Stars Group, Inc. (b)		140,909	3,362,480
The Toronto-Dominion Bank		1,124,904	62,169,774
Thomson Reuters Corp.		125,358	10,077,707
West Fraser Timber Co. Ltd.		33,813	1,354,666
Wheaton Precious Metals Corp.		279,385	8,224,905
WSP Global, Inc.		66,079	4,696,033

TOTAL CANADA			928,058,522

Cayman Islands - 5.0%
3SBio, Inc. (b)(c)		716,500	910,094
51job, Inc. sponsored ADR (b)		16,446	1,186,579
58.com, Inc. ADR (b)		56,883	3,163,832
AAC Technology Holdings, Inc.		447,000	3,144,120
Agile Property Holdings Ltd.		686,000	902,734
Airtac International Group		76,000	1,142,334
Alibaba Group Holding Ltd. sponsored ADR (b)		1,048,412	216,591,426
Anta Sports Products Ltd.		675,000	5,876,674
ASM Pacific Technology Ltd.		192,900	2,599,282
Autohome, Inc. ADR Class A (a)(b)		36,722	2,808,499
Baidu.com, Inc. sponsored ADR (b)		171,963	21,247,748
Baozun, Inc. sponsored ADR (a)(b)		25,554	769,431
BeiGene Ltd. ADR (b)		23,402	3,565,529
Best, Inc. ADR (b)		108,592	576,624
Bosideng International Holdings Ltd.		1,866,000	613,488
Budweiser Brewing Co. APAC Ltd. (b)(c)		799,200	2,416,665
Chailease Holding Co. Ltd.		768,475	3,169,205
Cheung Kong Property Holdings Ltd.		1,610,116	10,286,956
China Aoyuan Property Group Ltd.		647,000	862,228
China Conch Venture Holdings Ltd.		984,500	4,377,690
China East Education Holdings Ltd. (c)		218,500	405,302
China Education Group Holdings Ltd.		350,000	428,341
China First Capital Group Ltd. (b)		1,266,000	40,662
China Hongqiao Group Ltd.		741,500	364,375
China Huishan Dairy Holdings Co. Ltd. (b)(d)		958,000	25,903
China Investment Fund International Holdings Co. Ltd.		320,000	28,815
China Liansu Group Holdings Ltd.		551,000	708,249
China Literature Ltd. (b)(c)		141,000	583,675
China Medical System Holdings Ltd.		901,000	1,199,158
China Mengniu Dairy Co. Ltd.		1,746,000	6,403,508
China Resources Cement Holdings Ltd.		1,548,000	1,731,830
China Resources Land Ltd.		1,706,465	7,098,766
China State Construction International Holdings Ltd.		1,409,750	1,120,516
China Zhongwang Holdings Ltd.		1,167,600	386,559
CIFI Holdings Group Co. Ltd.		1,511,898	1,038,162
CK Hutchison Holdings Ltd.		1,689,616	14,928,960
Country Garden Holdings Co. Ltd.		4,792,165	6,060,219
Country Garden Services Holdings Co. Ltd.		758,000	2,448,843
Ctrip.com International Ltd. ADR (b)		295,470	9,493,451
Dali Foods Group Co. Ltd. (c)		1,052,000	739,842
ENN Energy Holdings Ltd.		497,300	5,781,066
Evergrande Real Estate Group Ltd.		1,133,000	2,503,550
Future Land Development Holding Ltd.		1,010,000	1,013,931
GDS Holdings Ltd. ADR (a)(b)		40,609	2,099,891
Geely Automobile Holdings Ltd.		3,094,000	4,902,776
Genscript Biotech Corp. (b)		574,000	1,313,802
Greentown Service Group Co. Ltd.		574,000	605,542
Haidilao International Holding Ltd. (a)(c)		217,000	833,562
Haitian International Holdings Ltd.		324,000	700,490
Hansoh Pharmaceutical Group Co. Ltd. (c)		254,000	899,248
Hengan International Group Co. Ltd.		451,500	3,288,791
Huazhu Group Ltd. ADR		83,149	2,868,641
Hutchison China Meditech Ltd. sponsored ADR (b)		37,811	928,260
HUYA, Inc. ADR (a)(b)		34,159	610,763
Innovent Biolgics, Inc. (b)(c)		526,000	2,017,613
iQIYI, Inc. ADR (a)(b)		82,407	1,832,732
JD.com, Inc. sponsored ADR (b)		459,185	17,306,683
Kaisa Group Holdings Ltd.		1,299,000	538,663
Kingboard Chemical Holdings Ltd.		350,000	921,002
Kingboard Laminates Holdings Ltd.		637,000	650,812
Kingdee International Software Group Co. Ltd.		1,319,000	1,408,501
Kingsoft Corp. Ltd. (b)		527,000	1,592,641
KWG Property Holding Ltd.		659,000	853,368
Lee & Man Paper Manufacturing Ltd.		953,000	658,244
Li Ning Co. Ltd.		1,242,500	3,628,571
Lijun International Pharmaceutical Holding Ltd.		768,000	701,938
Logan Property Holdings Co. Ltd.		950,000	1,436,014
Longfor Properties Co. Ltd. (c)		1,116,500	4,711,801
Meituan Dianping Class B (b)		618,390	7,828,716
Melco Crown Entertainment Ltd. sponsored ADR		132,599	2,674,522
Momo, Inc. ADR		93,845	2,871,657
NetEase, Inc. ADR		44,206	14,179,517
New Oriental Education & Technology Group, Inc. sponsored ADR (b)		86,949	10,568,651
Nexteer Auto Group Ltd.		607,000	446,251
NIO, Inc. sponsored ADR (a)(b)		385,932	1,458,823
Noah Holdings Ltd. sponsored ADR (a)(b)		18,346	622,480
Pinduoduo, Inc. ADR (b)		120,799	4,254,541
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)		204,900	1,742,315
Qudian, Inc. ADR (a)(b)		84,752	244,086
Sands China Ltd.		1,510,400	7,283,612
Semiconductor Manufacturing International Corp. (b)		1,920,500	3,506,714
Shenzhou International Group Holdings Ltd.		475,000	6,279,416
Shimao Property Holdings Ltd.		669,500	2,160,475
Shui On Land Ltd.		1,205,500	240,322
SINA Corp. (b)		38,039	1,473,631
Sino Biopharmaceutical Ltd.		4,221,000	5,574,151
SOHO China Ltd.		1,535,000	585,246
Sunac China Holdings Ltd.		1,528,000	7,369,646
Sunny Optical Technology Group Co. Ltd.		446,700	7,098,249
TAL Education Group ADR (b)		239,585	11,955,292
Tencent Holdings Ltd.		3,552,100	169,400,380
Tencent Music Entertainment Group ADR (b)		48,329	613,295
Tingyi (Cayman Islands) Holding Corp.		1,122,000	1,892,868
Towngas China Co. Ltd.		409,922	253,944
Uni-President China Holdings Ltd.		776,000	789,832
Vipshop Holdings Ltd. ADR (b)		264,959	3,372,928
Want Want China Holdings Ltd.		3,197,000	2,638,965
Weibo Corp. sponsored ADR (a)(b)		34,425	1,467,194
WH Group Ltd. (c)		5,984,500	5,632,022
Wharf Real Estate Investment Co. Ltd.		761,000	3,929,996
Wuxi Biologics (Cayman), Inc. (b)(c)		343,000	4,338,223
Wynn Macau Ltd.		914,000	1,897,150
Xiaomi Corp. Class B (b)(c)		4,906,200	7,190,377
Xinyi Solar Holdings Ltd.		1,906,488	1,332,348
Yihai International Holding Ltd.		300,000	1,685,720
Yuzhou Properties Co.		953,739	440,048
YY, Inc. ADR (b)		35,657	2,158,318
Zhen Ding Technology Holding Ltd.		302,230	1,162,490
Zhenro Properties Group Ltd.		1,264,000	781,515
Zhongsheng Group Holdings Ltd. Class H		364,000	1,339,643
ZTO Express (Cayman), Inc. sponsored ADR		201,681	4,380,511

TOTAL CAYMAN ISLANDS			725,171,250

Chile - 0.2%
Aguas Andinas SA		1,317,262	493,788
Banco de Chile		27,055,611	2,663,979
Banco de Credito e Inversiones		26,766	1,117,496
Banco Santander Chile		37,885,376	1,874,150
Cencosud SA		874,476	1,081,758
Colbun SA		4,589,568	668,105
Compania Cervecerias Unidas SA		101,407	895,215
Compania de Petroleos de Chile SA (COPEC)		255,380	2,324,682
CorpBanca SA		72,283,408	351,346
Empresa Nacional de Telecomunicaciones SA (ENTEL) (b)		68,353	448,398
Empresas CMPC SA		659,267	1,511,627
Enel Chile SA		15,498,586	1,469,877
Enersis SA		24,059,854	4,741,021
LATAM Airlines Group SA		135,713	1,127,352
S.A.C.I. Falabella		530,806	2,082,633

TOTAL CHILE			22,851,427

China - 3.0%
A-Living Services Co. Ltd. (H Shares) (c)		211,000	698,540
Agricultural Bank of China Ltd.:
(A Shares)		1,137,100	569,929
(H Shares)		20,127,000	7,770,613
Aier Eye Hospital Group Co. Ltd. (A Shares)		110,540	628,182
Air China Ltd.:
(A Shares)		210,800	234,253
(H Shares)		1,052,000	863,345
Aisino Co. Ltd. (A Shares)		26,200	84,959
Aluminum Corp. of China Ltd.:
(A shares) (b)		463,800	215,865
(H Shares) (b)		2,410,000	704,559
Angang Steel Co. Ltd. (H Shares)		216	72
Anhui Conch Cement Co. Ltd.:
(A Shares)		129,900	880,037
(H Shares)		767,500	4,898,716
Anhui Gujing Distillery Co. Ltd. (A Shares)		15,700	313,881
Anhui Kouzi Distillery Co. Ltd. (A Shares)		28,300	204,056
Anxin Trust Co. Ltd. (A Shares) (b)		43,200	21,496
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		11,400	246,296
Autobio Diagnostics Co. Ltd.		12,900	209,528
AVIC Aircraft Co. Ltd. (A Shares)		84,600	201,152
AVIC Aviation Engine Corp. PLC (A Shares)		120,752	369,685
AVIC Capital Co. Ltd. (A Shares)		649,200	411,021
AVIC Jonhon OptronicTechnology Co. Ltd.		43,800	234,358
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (b)		56,100	233,095
AviChina Industry & Technology Co. Ltd. (H Shares)		1,358,000	564,958
Baic Motor Corp. Ltd. (H Shares) (c)		881,000	434,241
Bank Communications Co. Ltd.:
(H Shares)		6,663,200	4,268,216
Class A		753,200	585,240
Bank of Beijing Co. Ltd. (A Shares)		909,300	699,599
Bank of Chengdu Co. Ltd. Class A		202,100	248,227
Bank of China Ltd.:
(A Shares)		1,564,300	803,377
(H Shares)		48,599,024	18,799,421
Bank of Guiyang Co. Ltd. (A Shares)		181,760	228,705
Bank of Hangzhou Co. Ltd. (A Shares)		292,631	379,547
Bank of Jiangsu Co. Ltd. (A Shares)		550,200	542,105
Bank of Nanjing Co. Ltd. (A Shares)		384,000	447,541
Bank of Ningbo Co. Ltd. (A Shares)		177,700	674,597
Bank of Shanghai Co. Ltd. (A Shares)		572,500	722,855
Baoshan Iron & Steel Co. Ltd. (A Shares)		939,000	717,814
BBMG Corp.:
(A Shares)		602,900	289,916
(H Shares)		1,247,000	333,153
Beijing Capital Development Co. Ltd. (A Shares)		176,000	185,930
Beijing Capital International Airport Co. Ltd. (H Shares)		970,000	781,250
Beijing Enlight Media Co. Ltd. (A Shares)		123,900	184,450
Beijing New Building Materials PLC (A Shares)		77,400	284,152
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		67,400	258,855
Beijing Originwater Technology Co. Ltd. (A Shares)		190,800	228,711
Beijing Shiji Information Technology Co. Ltd. (A Shares)		27,200	142,496
Beijing Shunxin Agriculture Co. Ltd.		31,500	233,363
Beijing Sinnet Technology Co. Ltd. (A Shares)		72,700	214,885
Beijing SL Pharmaceutical Co. Ltd. (A Shares)		114,400	230,437
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		55,900	250,040
Beijing Tongrentang Co. Ltd. (A Shares)		35,900	139,901
Betta Pharmaceuticals Co. Ltd. (A Shares)		17,400	182,918
BGI Genomics Co. Ltd.		22,400	250,024
BOE Technology Group Co. Ltd. (A Shares)		989,700	648,964
Bohai Leasing Co. Ltd. (A shares) (b)		539,296	262,015
By-Health Co. Ltd. (A Shares)		80,300	190,113
BYD Co. Ltd.:
(A Shares)		22,300	187,516
(H Shares) (a)		505,500	2,631,546
Caitong Securities Co. Ltd.		64,700	96,015
CGN Power Co. Ltd. (H Shares) (c)		6,400,000	1,570,566
Changchun High & New Technology Industry Group, Inc. (A Shares)		6,500	459,444
Changjiang Securities Co. Ltd. (A Shares)		55,200	53,196
Chaozhou Three-Circle Group Co. (A Shares)		51,500	168,454
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		36,700	199,288
Chengdu Xingrong Environment Co. Ltd. (A Shares)		370,400	234,336
China Cinda Asset Management Co. Ltd. (H Shares)		5,049,000	1,009,814
China CITIC Bank Corp. Ltd.:
(A Shares)		308,300	253,718
(H Shares)		5,009,293	2,614,892
China Coal Energy Co. Ltd. (H Shares)		741,000	252,089
China Communications Construction Co. Ltd.:
(A Shares)		293,200	345,225
(H Shares)		2,264,000	1,599,951
China Communications Services Corp. Ltd. (H Shares)		1,312,000	880,617
China Construction Bank Corp.:
(A Shares)		1,574,400	1,553,801
(H Shares)		58,388,649	44,231,530
China Eastern Airlines Corp. Ltd.:
(A Shares) (b)		645,300	450,507
(H Shares) (b)		822,000	374,270
China Enterprise Co. Ltd. (A Shares)		356,100	231,198
China Everbright Bank Co. Ltd.:
(A Shares)		1,322,200	749,893
(H Shares)		1,981,000	794,727
China Film Co. Ltd. (A Shares)		50,000	96,615
China Fortune Land Development Co. Ltd. (A Shares)		98,100	362,351
China Galaxy Securities Co. Ltd. (H Shares)		2,440,000	1,210,232
China Gezhouba Group Co. Ltd. (A Shares)		76,500	68,456
China Grand Automotive Services Co. Ltd. (A Shares)		167,800	87,002
China Greatwall Technology Group Co. Ltd. (A Shares)		107,900	213,473
China Huarong Asset Management Co. Ltd. (c)		5,659,000	742,932
China International Capital Corp. Ltd. (H Shares) (c)		892,400	1,545,472
China International Travel Service Corp. Ltd. (A Shares)		72,300	832,127
China Jushi Co. Ltd. (A Shares)		167,800	234,534
China Life Insurance Co. Ltd.		112,700	503,895
China Life Insurance Co. Ltd. (H Shares)		4,549,000	10,863,170
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,180,000	1,288,954
China Merchants Bank Co. Ltd.:
(A Shares)		442,700	2,262,453
(H Shares)		2,774,191	13,375,930
China Merchants Energy Shipping Co. Ltd. (A Shares)		234,800	211,495
China Merchants Securities Co. Ltd. (A Shares)		229,000	601,259
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		243,400	618,682
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,905,200	1,644,312
(H Shares)		3,914,832	2,733,037
China Molybdenum Co. Ltd.:
(H Shares)		2,790,000	1,023,303
Class A		384,300	218,898
China National Building Materials Co. Ltd. (H Shares)		2,402,000	2,296,181
China National Chemical Engineering Co. Ltd. (A Shares)		121,200	119,412
China National Nuclear Power Co. Ltd. (A Shares)		727,400	502,098
China National Software & Service Co. Ltd. (A Shares)		18,300	187,604
China Northern Rare Earth Group High-Tech Co. Ltd.		167,000	245,496
China Oilfield Services Ltd. (H Shares)		934,000	1,355,215
China Pacific Insurance (Group) Co. Ltd.		54,200	269,643
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,912,400	6,378,832
China Petroleum & Chemical Corp.:
(A Shares)		425,000	296,784
(H Shares)		16,751,800	8,821,859
China Railway Construction Corp. Ltd.:
(A Shares)		612,400	813,699
(H Shares)		944,000	921,099
China Railway Group Ltd.:
(A Shares)		127,200	99,961
(H Shares)		3,068,000	1,682,697
China Railway Hi tech Industry Co. Ltd. (A Shares)		153,600	223,797
China Railway Signal & Communications Corp. (H Shares) (c)		813,000	391,548
China Reinsurance Group Corp. (H Shares)		3,499,000	496,843
China Resources Double Crane Pharmaceutical Co. Ltd.		146,419	286,471
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		35,200	180,889
China Shenhua Energy Co. Ltd.:
(A Shares)		31,000	75,855
(H Shares)		2,196,500	3,859,991
China Shipbuilding Industry Co. (A Shares)		821,400	581,222
China Shipping Development Co. Ltd.:
(A Shares)		293,500	243,124
(H Shares)		398,000	173,058
China South Publishing & Media Group Co. Ltd. (A Shares)		140,474	244,150
China Southern Airlines Ltd. (H Shares)		1,300,000	718,314
China State Construction Engineering Corp. Ltd. (A Shares)		1,386,640	1,064,763
China Telecom Corp. Ltd. (H Shares)		8,974,000	3,491,660
China Tower Corp. Ltd. (H Shares) (c)		26,560,000	5,490,202
China TransInfo Technology Co. Ltd. (A Shares)		69,600	221,422
China United Network Communications Ltd. (A Shares)		1,157,100	919,598
China Vanke Co. Ltd.:
(A Shares)		407,200	1,645,418
(H Shares)		919,100	3,240,160
China Yangtze Power Co. Ltd. (A Shares)		758,400	1,846,824
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)		139,000	282,227
Chongqing Changan Automobile Co. Ltd. (A Shares)		166,900	230,981
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		1,249,000	571,038
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		31,800	268,586
CITIC Securities Co. Ltd.:
(A Shares)		20,500	67,402
(H Shares)		1,840,000	3,535,062
Contemporary Amperex Technology Co. Ltd.		78,500	1,433,279
COSCO Shipping Development Co. Ltd. (H Shares)		481,000	50,897
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)		38,300	25,548
(H Shares) (b)		1,731,000	617,801
CRRC Corp. Ltd.:
(A Shares)		474,100	452,370
(H Shares)		3,207,800	2,115,074
CSC Financial Co. Ltd. (A Shares)		96,900	444,990
Dalian Port (PDA) Co. Ltd. (A Shares)		870,200	243,257
Daqin Railway Co. Ltd. (A Shares)		474,700	522,860
Datang International Power Generation Co. Ltd. (H Shares)		1,010,000	175,911
Dawning Information Industry Co. Ltd. (A Shares)		43,200	248,201
DHC Software Co. Ltd. (A Shares)		149,900	297,693
Dong E-E-Jiao Co. Ltd. (A Shares)		22,300	107,879
Dongfang Electric Corp. Ltd. (A Shares)		280,524	352,484
Dongfeng Motor Group Co. Ltd. (H Shares)		1,846,000	1,379,479
Dongxing Securities Co. Ltd. (A Shares)		85,900	144,396
East Money Information Co. Ltd. (A Shares)		272,700	559,571
Eve Energy Co. Ltd. (A shares) (b)		36,100	305,474
Everbright Securities Co. Ltd. (A Shares)		198,200	339,759
Fangda Carbon New Material Co. Ltd. (A Shares)		52,448	82,966
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		58,500	211,983
Financial Street Holdings Co. Ltd. (A Shares)		177,500	190,470
First Capital Securities Co. Ltd. (A Shares)		169,200	177,400
Focus Media Information Technology Co. Ltd. (A Shares)		475,840	390,501
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		78,400	1,190,742
Founder Securities Co. Ltd. (A Shares)		378,800	421,755
Foxconn Industrial Internet Co. Ltd. (A Shares)		196,300	546,240
Fujian Sunner Development Co. Ltd. A Shares		49,600	145,311
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)		432,000	1,236,194
GCL System Integration Technology Co. Ltd. (b)		217,700	183,146
GD Power Development Co. Ltd. (A Shares)		493,000	155,944
Gemdale Corp. (A Shares)		203,200	376,391
GF Securities Co. Ltd.:
(A Shares)		70,600	144,805
(H Shares)		971,000	1,060,571
Giant Network Group Co. Ltd. (A Shares)		72,500	185,747
Gigadevice Semiconductor Beijing, Inc. (A Shares)		11,400	454,348
Glodon Co. Ltd. (A Shares)		46,100	254,447
GoerTek, Inc. (A Shares)		90,300	297,143
Grandjoy Holdings Group Co. Ltd.		183,300	165,588
Great Wall Motor Co. Ltd. (H Shares) (a)		2,086,500	1,378,679
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		107,900	962,495
Greenland Holdings Corp. Ltd. (A Shares)		432,700	398,281
Guangdong Haid Group Co. Ltd. (A Shares)		66,500	322,209
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (b)		200,700	362,685
Guanghui Energy Co. Ltd. (A Shares)		376,500	173,733
Guangzhou Automobile Group Co. Ltd.		12,200	18,783
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,821,526	1,825,622
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		94,600	204,855
Guangzhou Baiyunshan Pharma Health (A Shares)		24,900	132,695
Guangzhou Haige Communications Group (A Shares)		113,500	190,418
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		19,900	144,148
Guangzhou R&F Properties Co. Ltd. (H Shares)		778,000	1,173,593
Guosen Securities Co. Ltd. (A Shares)		72,000	123,249
Guotai Junan Securities Co. Ltd.:
(A Shares)		299,900	725,469
(H Shares) (c)		443,600	707,264
Guoyuan Securities Co. Ltd. (A Shares)		98,900	118,917
Hafei Aviation Industry Co. Ltd. (A Shares)		41,900	268,212
Haier Smart Home Co. Ltd. (A Shares)		227,300	593,216
Haitong Securities Co. Ltd.:
(A Shares)		18,300	36,073
(H Shares)		2,393,600	2,313,111
Hanergy Mobile Energy Holding (d)		1,902,000	2
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		318,700	1,592,458
Hangzhou Robam Appliances Co. Ltd. (A Shares)		30,000	138,153
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		21,600	224,494
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		34,400	179,779
Heilan Home Co. Ltd. (A Shares)		93,500	98,833
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		99,900	409,311
Hengli Petrochemical Co. Ltd. (A Shares)		227,260	547,360
Hengtong Optic-electric Co. Ltd. (A Shares)		32,000	74,293
Hengyi Petrochemical Co. Ltd. (A Shares)		137,700	265,897
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		24,400	354,818
Huaan Securities Co. Ltd. (A Shares)		14,400	13,855
Huadian Power International Corp. Ltd.:
(A Shares)		684,600	343,907
(H Shares)		602,000	198,559
Huadong Medicine Co. Ltd. (A Shares)		78,960	232,436
Hualan Biological Engineer, Inc. (A Shares)		64,500	330,688
Huaneng Power International, Inc.:
(A Shares)		255,300	197,084
(H Shares)		2,114,000	997,675
Huaneng Renewables Corp. Ltd. (H Shares)		3,074,000	1,257,328
Huatai Securities Co. Ltd.:
(A Shares)		217,500	569,131
(H Shares) (c)		1,134,400	1,780,524
HUAXI Securities Co. Ltd.		217,200	319,691
Huaxia Bank Co. Ltd. (A Shares)		294,600	309,907
Huaxin Cement Co. Ltd. (A Shares)		72,800	220,836
Huayu Automotive Systems Co. Ltd. (A Shares)		114,800	433,287
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		191,400	172,712
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		52,300	195,036
Hundsun Technologies, Inc. (A Shares)		17,600	215,203
iFlytek Co. Ltd. (A Shares)		86,100	424,888
Industrial & Commercial Bank of China Ltd.:
(A Shares)		1,310,600	1,064,130
(H Shares)		41,138,008	27,306,316
Industrial Bank Co. Ltd. (A Shares)		723,600	1,892,735
Industrial Securities Co. Ltd. (A Shares)		379,000	357,865
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		223,700	961,279
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		2,285,300	404,110
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		143,700	216,127
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares) (b)		661,300	270,668
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. (A Shares)		488,200	175,409
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		1,076,422	842,737
Inspur Electronic Information Industry Co. Ltd. (A Shares)		49,800	233,832
Jafron Biomedical Co. Ltd. (A Shares)		18,000	207,518
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		165,700	194,647
Jiangsu Expressway Co. Ltd. (H Shares)		634,000	785,531
Jiangsu Hengli Hydraulic Co. Ltd.		33,400	237,390
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		153,360	1,906,481
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		54,600	237,024
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		77,100	1,153,654
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		77,900	270,583
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		180,500	234,657
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		257,600	299,451
Jiangxi Copper Co. Ltd. (H Shares)		900,000	1,061,230
Jiangxi Ganfeng Lithium Co. Ltd.		79,600	482,095
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		93,800	184,498
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		221,504	511,780
Jinke Properties Group Co. Ltd. (A Shares)		152,000	152,424
Jinyu Bio-Technology Co. Ltd. (A Shares)		67,900	193,633
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		132,100	194,984
Jointown Pharmaceutical Group (A Shares)		62,100	146,633
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		35,100	188,951
Juewei Food Co. Ltd.		31,000	168,203
Juneyao Airlines Co. Ltd. (A shares) (b)		110,600	205,264
Kangmei Pharmaceutical Co. Ltd. (A Shares)		42,400	21,697
Kweichow Moutai Co. Ltd. (A Shares)		46,800	6,873,625
Legend Holdings Corp.:
(H Shares) (c)		136,700	254,088
rights (b)(d)		9,446	1,581
Lens Technology Co. Ltd. (A Shares)		123,700	353,188
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		31,600	143,065
Leyard Optoelectronic Co. Ltd. (A Shares)		201,000	210,747
Liaoning Chengda Co. Ltd. (A Shares) (b)		64,100	144,177
Lomon Billions Group Co. Ltd. (A Shares)		105,100	243,674
LONGi Green Energy Technology Co. Ltd.		172,730	703,632
Luxshare Precision Industry Co. Ltd. (A Shares)		247,115	1,537,128
Luzhou Laojiao Co. Ltd. (A Shares)		72,000	825,103
Maanshan Iron & Steel Co. Ltd. (A Shares)		1,187,400	481,598
Mango Excellent Media Co. Ltd. (A Shares)		41,900	267,022
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		145,464	293,499
Metallurgical Corp. China Ltd.:
(A Shares)		1,272,900	483,490
(H Shares)		1,171,000	228,042
Muyuan Foodstuff Co. Ltd. (A Shares)		59,800	680,343
Nanji E-Commerce Co. Ltd. (A Shares) (b)		115,200	165,396
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		27,100	191,947
Nanjing Securities Co. Ltd. (A Shares)		170,300	293,692
NARI Technology Co. Ltd. (A Shares)		176,200	453,871
NAURA Technology Group Co. Ltd.		17,800	291,856
NavInfo Co. Ltd. Class A		84,700	185,246
New China Life Insurance Co. Ltd.		64,400	426,496
New China Life Insurance Co. Ltd. (H Shares)		585,700	2,184,771
Ningbo Zhoushan Port Co. Ltd. Class A		508,600	262,579
Northeast Securities Co. Ltd. (A Shares)		209,600	248,643
O-film Tech Co. Ltd. (A Shares) (b)		109,000	268,539
Oceanwide Holdings Co., Ltd. (A Shares)		290,100	186,931
Offshore Oil Enginering Co. Ltd. (A Shares)		155,000	157,489
Oppein Home Group, Inc. (A Shares)		6,900	110,929
Orient Securities Co. Ltd. (A Shares)		303,700	436,154
People's Insurance Co. of China Group (H Shares)		4,936,000	1,766,094
Perfect World Co. Ltd. (A Shares)		49,300	330,866
PetroChina Co. Ltd. (H Shares)		14,388,000	6,344,277
PICC Property & Casualty Co. Ltd. (H Shares)		4,178,001	4,468,167
Ping An Bank Co. Ltd. (A Shares)		605,800	1,294,508
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		404,400	4,631,268
(H Shares)		3,455,000	39,068,657
Poly Developments & Holdings (A Shares)		536,300	1,141,571
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		5,103,000	3,175,317
Power Construction Corp. of China Ltd. (A Shares)		822,439	475,523
Qihoo 360 Technology Co. Ltd. (A Shares)		35,200	121,497
Risesun Real Estate Development Co. Ltd. (A Shares)		132,600	168,611
Rongsheng Petrochemical Co. Ltd. (A Shares)		48,000	78,905
SAIC Motor Corp. Ltd. (A Shares)		229,100	728,483
Sanan Optoelectronics Co. Ltd. (A Shares)		143,700	448,402
Sangfor Technologies, Inc.		12,900	282,400
Sany Heavy Industry Co. Ltd. (A Shares)		437,300	983,020
SDIC Capital Co. Ltd.		60,600	117,002
SDIC Power Holdings Co. Ltd. (A Shares)		307,300	358,223
Sealand Securities Co. Ltd. (A Shares)		381,290	243,738
Seazen Holdings Co. Ltd. (A Shares)		82,700	393,949
SF Holding Co. Ltd. (A Shares)		63,500	351,856
Shaanxi Coal Industry Co. Ltd. (A Shares)		393,400	467,636
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		37,470	110,716
Shandong Gold Mining Co. Ltd. (A Shares)		99,580	477,179
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		88,000	230,756
Shandong Linglong Tyre Co. Ltd. (A Shares)		61,200	191,079
Shandong Sun Paper Industry JSC Ltd. (A Shares)		141,300	186,245
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		1,376,000	1,640,815
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)		339,840	151,618
Shanghai AJ Group Co. Ltd. (A Shares)		209,700	266,582
Shanghai Baosight Software Co. Ltd. (A Shares)		34,600	180,416
Shanghai Construction Group Co. Ltd. (A Shares)		192,600	92,824
Shanghai Electric Group Co. Ltd.:
(A Shares)		779,100	533,038
(H Shares)		902,000	266,586
Shanghai Electric Power Co. Ltd. (A Shares)		213,400	227,607
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		37,600	138,151
(H Shares)		414,500	1,102,188
Shanghai International Airport Co. Ltd. (A Shares)		39,972	389,674
Shanghai International Port Group Co. Ltd. (A Shares)		339,700	249,122
Shanghai Jahwa United Co. Ltd. (A Shares)		38,300	154,691
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		1,057,220	992,223
Shanghai M&G Stationery, Inc. (A Shares)		41,300	291,711
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		116,300	312,406
(H Shares)		496,300	924,248
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		1,042,400	1,664,176
Shanghai Tunnel Engineering Co. Ltd.		150,800	124,924
Shanghai Zhangjiang High Ltd. Class A		93,000	188,107
Shanghaioriental Pearl Media Co. Ltd.		189,390	285,960
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		187,000	176,292
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)		160,300	169,950
Shanxi Securities Co. Ltd. (A Shares)		229,100	252,022
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		31,200	405,625
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		255,000	200,224
Shenergy Co. Ltd. (A Shares)		85,171	67,147
Shengyi Technology Co. Ltd.		83,300	283,812
Shennan Circuits Co. Ltd. (A Shares)		12,600	307,855
Shenwan Hongyuan Group Co. Ltd. (A Shares)		974,400	665,249
Shenzhen Energy Group Co. Ltd. (A Shares)		268,349	225,598
Shenzhen Expressway Co. Ltd. (H Shares)		320,000	414,042
Shenzhen Goodix Technology Co. Ltd. (A Shares)		13,300	630,898
Shenzhen Inovance Technology Co. Ltd. (A Shares)		36,200	149,578
Shenzhen Kangtai Biological Products Co. Ltd.		14,800	210,578
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		22,300	587,653
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		425,200	423,448
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		66,500	175,065
Shenzhen Sunway Communication Co. Ltd. (A Shares) (b)		37,200	223,824
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)		163,000	93,486
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)		146,100	65,166
Siasun Robot & Automation Co. Ltd. (A Shares) (b)		132,700	283,391
Sichuan Chuantou Energy Co. Ltd. (A Shares)		64,800	84,645
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		33,300	119,184
Sichuan Languang Development Co. Ltd. (A Shares)		184,600	179,935
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		148,500	376,037
Sinolink Securities Co. Ltd. (A Shares)		274,400	333,911
Sinopec Engineering Group Co. Ltd. (H Shares)		792,000	426,767
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		366,600	202,326
(H Shares)		1,510,000	383,932
Sinopharm Group Co. Ltd. (H Shares)		767,600	2,497,717
Sinotrans Ltd.		448,005	262,289
Sinotrans Ltd. (H Shares)		836,000	255,820
Songcheng Performance Development Co. Ltd. (A Shares)		39,200	151,191
Soochow Securities Co. Ltd. (A Shares)		69,500	86,240
Southwest Securities Co. Ltd. (A Shares)		452,700	318,869
Spring Airlines Co. Ltd. (A Shares)		27,500	151,743
Suning.com Co. Ltd. (A Shares)		351,900	492,655
Sunwoda Electronic Co. Ltd. (A Shares)		97,600	336,716
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		67,500	266,596
Suzhou Gold Mantis Consolidated Co. Ltd.		81,600	100,056
Tahoe Group Co. Ltd. (A Shares)		255,000	202,017
TangShan Port Group Co. Ltd. (A Shares)		791,600	278,737
Tasly Pharmaceutical Group Co. Ltd. (A Shares)		40,000	88,124
TBEA Co. Ltd. (A Shares)		39,900	36,008
TCL Corp. (A Shares)		339,900	240,009
The Pacific Securities Co. Ltd. (A Shares) (b)		477,600	232,604
Tian Di Science & Technology Co. Ltd. (A Shares)		562,400	247,970
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		119,100	261,485
Tianma Microelectronics Co. Ltd. (A Shares)		100,300	234,796
Tianqi Lithium Corp. (A Shares)		65,650	283,983
Toly Bread Co. Ltd.		26,900	146,298
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		57,100	97,850
Tongkun Group Co. Ltd. (A Shares)		104,500	204,236
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		808,900	253,039
Tongwei Co. Ltd. (A Shares)		67,200	128,910
Topchoice Medical Corp. (b)		13,500	195,765
Transfar Zhilian Co. Ltd.		197,838	198,666
TravelSky Technology Ltd. (H Shares)		548,000	1,185,877
Tsingtao Brewery Co. Ltd.:
(A Shares)		22,000	149,429
(H Shares)		226,000	1,250,032
Unigroup Guoxin Microelectronics Co. Ltd.		28,300	221,709
Unisplendour Corp. Ltd. (A Shares)		152,600	704,096
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		76,000	208,432
Venustech Group, Inc. Class A		41,500	227,977
Walvax Biotechnology Co. Ltd. (A Shares)		42,800	173,295
Wanda Film Holding Co. Ltd. (A Shares) (b)		110,000	266,049
Wangsu Science & Technology Co. Ltd. (A Shares)		146,900	167,177
Wanhua Chemical Group Co. Ltd. (A Shares)		91,400	664,991
Weichai Power Co. Ltd.:
(A Shares)		182,100	344,279
(H Shares)		1,251,800	2,191,566
Weifu High-Technology Group Co. Ltd. (A Shares)		6,000	15,638
Wens Foodstuffs Group Co. Ltd. (A Shares)		188,300	866,026
Western Securities Co. Ltd. (A Shares)		95,500	123,945
Will Semiconductor Ltd.		19,800	497,156
Winning Health Technology Group Co. Ltd. (A Shares)		81,300	179,951
Wuchan Zhongda Group Co. Ltd.		455,300	324,188
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		80,700	372,918
Wuliangye Yibin Co. Ltd. (A Shares)		130,800	2,285,250
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		64,200	214,825
WuXi AppTec Co. Ltd.		69,700	945,699
WuXi AppTec Co. Ltd. (H Shares) (c)		88,280	1,069,279
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		37,400	231,033
XCMG Construction Machinery Co. Ltd. (A Shares)		223,300	162,459
Xiamen C&D, Inc. (A Shares)		136,200	165,043
Xinhu Zhongbao Co. Ltd. (A Shares)		326,900	162,419
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		9,500	15,672
(H Shares)		634,364	664,705
Yango Group Co. Ltd. (A Shares)		203,800	202,456
Yantai Jereh Oilfield Services (A Shares)		42,300	218,334
Yanzhou Coal Mining Co. Ltd. (H Shares)		1,388,000	1,024,118
Yealink Network Technology Corp. Ltd.		19,100	220,960
Yifeng Pharmacy Chain Co. Ltd.		16,500	195,595
Yonghui Superstores Co. Ltd. (A Shares)		329,600	351,712
Yonyou Network Technology Co. Ltd. (A Shares)		92,400	416,494
Yunda Holding Co. Ltd. (A Shares)		61,900	258,338
Yunnan Baiyao Group Co. Ltd. (A Shares)		41,200	507,090
Yunnan Energy New Material Co. Ltd.		29,900	250,674
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		27,600	502,177
Zhaojin Mining Industry Co. Ltd. (H Shares)		540,500	622,721
Zhejiang Chint Electric Co. Ltd. (A Shares)		100,000	380,928
Zhejiang Dahua Technology Co. Ltd. (A Shares)		116,800	321,040
Zhejiang Expressway Co. Ltd. (H Shares)		800,000	653,095
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (b)		66,800	166,015
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		45,200	297,307
Zhejiang Longsheng Group Co. Ltd. (A Shares)		74,200	138,444
Zhejiang NHU Co. Ltd. (A Shares)		95,900	320,305
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		120,600	354,294
Zhejiang Semir Garment Co. Ltd. (A Shares)		66,500	88,678
Zhejiang Supor Cookware Co. Ltd.		24,800	248,644
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		22,100	151,822
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		14,600	32,714
Zheshang Securities Co. Ltd.		219,900	320,779
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)		163,100	526,439
Zhongji Innolight Co. Ltd. (A Shares)		26,100	195,841
Zhongjin Gold Co. Ltd. (A Shares)		183,700	217,621
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		43,600	239,850
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		304,900	1,026,672
Zijin Mining Group Co. Ltd.:
(A Shares)		568,800	347,956
(H Shares)		3,609,000	1,583,642
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)		1,010,300	897,777
ZTE Corp.:
(A Shares) (b)		32,800	174,970
(H Shares) (b)		642,736	2,059,304

TOTAL CHINA			442,483,520

Colombia - 0.1%
Bancolombia SA		114,465	1,420,437
Ecopetrol SA		3,003,784	2,792,992
Grupo de Inversiones Suramerica SA		154,792	1,448,346
Interconexion Electrica SA ESP		261,060	1,435,067
Inversiones Argos SA		178,024	909,900

TOTAL COLOMBIA			8,006,742

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		106,182	2,325,199
Komercni Banka A/S		45,572	1,570,063
MONETA Money Bank A/S (c)		292,857	1,072,062

TOTAL CZECH REPUBLIC			4,967,324

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A		1,803	2,033,690
Series B		4,632	5,538,779
Carlsberg A/S Series B		66,915	9,796,072
Christian Hansen Holding A/S		63,808	4,748,770
Coloplast A/S Series B		72,583	9,167,268
Danske Bank A/S		408,224	6,840,186
DSV A/S		135,253	14,725,894
Genmab A/S (b)		41,005	9,438,954
H Lundbeck A/S		41,734	1,776,416
ISS Holdings A/S		98,963	2,404,346
Novo Nordisk A/S Series B		1,097,216	66,789,397
Novozymes A/S Series B		130,728	6,827,525
ORSTED A/S (c)		117,485	12,833,221
Pandora A/S		60,489	3,136,713
Tryg A/S		71,267	2,161,946
Vestas Wind Systems A/S		117,898	11,703,441
William Demant Holding A/S (b)		65,068	2,114,886

TOTAL DENMARK			172,037,504

Egypt - 0.0%
Commercial International Bank SAE		683,468	3,681,211
Commercial International Bank SAE sponsored GDR		151,516	796,974
Eastern Tobacco Co.		527,846	501,120
Elsewedy Electric Co.		287,746	204,154

TOTAL EGYPT			5,183,459

Finland - 0.7%
Elisa Corp. (A Shares)		89,271	5,379,986
Fortum Corp.		270,942	6,568,673
Kone OYJ (B Shares)		212,824	13,751,251
Metso Corp.		61,664	2,195,953
Neste Oyj		264,307	10,517,493
Nokia Corp.		3,512,723	13,673,991
Nokian Tyres PLC		76,671	2,067,127
Nordea Bank ABP (Stockholm Stock Exchange)		2,007,708	15,837,530
Orion Oyj (B Shares)		67,849	3,210,829
Sampo Oyj (A Shares)		276,398	12,511,758
Stora Enso Oyj (R Shares)		358,747	4,678,932
UPM-Kymmene Corp.		334,294	10,577,462
Wartsila Corp.		276,677	3,398,349

TOTAL FINLAND			104,369,334

France - 6.3%
Accor SA		113,151	4,646,899
Aeroports de Paris		18,016	3,416,690
Air Liquide SA		248,966	35,997,892
Alstom SA		115,057	6,098,052
Amundi SA (c)		36,658	2,978,019
Arkema SA		42,990	3,958,233
Atos Origin SA		60,552	5,046,041
AXA SA		1,186,270	31,544,803
bioMerieux SA		24,593	2,439,737
BNP Paribas SA		695,059	36,885,076
Bollore SA		525,828	2,142,565
Bollore SA (b)		2,237	8,921
Bouygues SA		136,466	5,407,650
Bureau Veritas SA		186,163	5,143,020
Capgemini SA		99,394	12,384,668
Carrefour SA		381,994	6,483,970
Casino Guichard Perrachon SA		34,004	1,382,527
CNP Assurances		107,222	1,934,740
Compagnie de St. Gobain		300,373	11,332,583
Covivio		31,047	3,691,183
Credit Agricole SA		713,093	9,633,995
Danone SA		382,051	30,573,430
Dassault Aviation SA		1,481	1,803,468
Dassault Systemes SA		81,882	14,230,120
Edenred SA		150,032	8,118,314
EDF SA (b)		23,260	287,760
EDF SA (a)		356,291	4,407,837
Eiffage SA		48,096	5,587,456
ENGIE		1,129,745	19,495,804
Essilor International SA		175,286	26,098,326
Eurazeo SA		24,226	1,738,350
Eutelsat Communications		112,452	1,689,263
Faurecia SA		48,360	2,315,365
Gecina SA		27,250	5,149,763
Groupe Eurotunnel SA		261,992	4,634,468
Hermes International SCA		19,355	14,523,667
ICADE		18,167	2,030,930
Iliad SA (a)		15,563	2,048,779
Ingenico SA		36,186	4,221,895
Ipsen SA		21,812	1,620,770
JCDecaux SA		53,660	1,438,991
Kering SA		46,874	28,852,013
Klepierre SA		121,006	4,124,018
L'Oreal SA		132,571	37,036,320
L'Oreal SA (b)		23,733	6,630,281
Legrand SA		165,255	13,269,187
LVMH Moet Hennessy Louis Vuitton SE		171,597	74,725,745
Michelin CGDE Series B		106,678	12,422,680
Natixis SA		584,951	2,480,133
Orange SA		1,239,932	17,527,651
Pernod Ricard SA		131,704	22,859,379
Peugeot Citroen SA		368,803	7,611,880
Publicis Groupe SA		135,298	5,997,648
Remy Cointreau SA (a)		13,450	1,420,072
Renault SA		116,952	4,571,474
Safran SA		202,577	32,790,298
Sanofi SA		698,324	67,345,268
Sartorius Stedim Biotech		17,419	3,131,536
Schneider Electric SA		341,277	34,034,380
SCOR SE		101,950	4,345,190
SEB SA		13,583	1,748,957
Societe Generale Series A		503,229	16,284,341
Sodexo SA (a)		46,577	4,886,679
Sodexo SA (b)		8,142	854,227
SR Teleperformance SA		35,669	8,971,914
Suez Environnement SA		216,294	3,557,433
Thales SA		65,340	7,190,010
Total SA		1,481,977	72,158,544
Ubisoft Entertainment SA (b)		53,410	4,050,700
Valeo SA		147,173	4,393,942
Veolia Environnement SA		332,691	9,844,145
VINCI SA		316,572	35,179,637
Vivendi SA		530,513	14,567,928
Wendel SA		17,633	2,358,439
Worldline SA (b)(c)		63,245	4,471,544

TOTAL FRANCE			916,265,613

Germany - 4.9%
adidas AG		111,602	35,374,094
Allianz SE		261,476	62,594,333
BASF AG		569,800	38,459,639
Bayer AG		578,129	46,398,078
Bayerische Motoren Werke AG (BMW)		198,986	14,198,900
Beiersdorf AG		63,123	7,156,498
Brenntag AG		95,577	4,969,265
Carl Zeiss Meditec AG		25,483	3,122,942
Commerzbank AG		638,837	3,684,211
Continental AG		69,542	7,935,944
Covestro AG (c)		111,675	4,724,998
Daimler AG (Germany)		565,250	26,207,158
Delivery Hero AG (b)(c)		70,658	5,455,650
Deutsche Bank AG		1,226,857	11,271,589
Deutsche Borse AG		117,793	19,210,366
Deutsche Lufthansa AG		139,768	2,143,784
Deutsche Post AG		613,319	21,477,360
Deutsche Telekom AG		2,059,038	33,347,782
Deutsche Wohnen AG (Bearer)		224,472	9,509,916
E.ON AG		1,389,603	15,745,568
Evonik Industries AG		129,857	3,567,324
Fraport AG Frankfurt Airport Services Worldwide		27,513	2,054,765
Fresenius Medical Care AG & Co. KGaA		90,437	6,953,253
Fresenius Medical Care AG & Co. KGaA sponsored ADR(a)		83,848	3,217,248
Fresenius SE & Co. KGaA		259,348	13,266,929
GEA Group AG		96,264	2,892,171
Hannover Reuck SE		36,569	7,117,727
HeidelbergCement Finance AG		93,559	6,358,511
Henkel AG & Co. KGaA		63,605	5,890,184
Hochtief AG		14,912	1,729,891
Infineon Technologies AG		779,665	16,749,509
KION Group AG		40,656	2,556,577
Knorr-Bremse AG		28,992	3,167,449
Lanxess AG		52,545	3,165,500
Merck KGaA		81,043	10,417,178
Metro Wholesale & Food Specialist AG		106,327	1,485,227
MTU Aero Engines Holdings AG		32,453	9,876,205
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		88,348	26,092,700
Puma AG		51,306	4,119,627
RWE AG		363,160	12,622,580
SAP SE		608,778	79,281,945
Siemens AG		474,476	58,521,011
Siemens Healthineers AG (c)		91,102	4,292,038
Symrise AG		78,808	8,123,143
Telefonica Deutschland Holding AG		634,889	1,924,370
Thyssenkrupp AG (a)		244,715	3,030,194
TUI AG		101,081	1,037,185
TUI AG (GB)		174,451	1,793,142
Uniper SE		124,998	4,104,806
United Internet AG		71,325	2,317,718
Volkswagen AG		20,927	3,843,425
Vonovia SE		319,356	18,254,529
Wirecard AG (a)		71,647	10,584,086
Zalando SE (b)(c)		87,773	4,227,678

TOTAL GERMANY			717,623,900

Greece - 0.1%
Alpha Bank AE (b)		792,301	1,593,964
EFG Eurobank Ergasias SA (b)		1,471,606	1,360,343
Ff Group (b)(d)		7,962	10,596
Greek Organization of Football Prognostics SA		107,333	1,339,174
Hellenic Telecommunications Organization SA		141,268	2,115,089
Jumbo SA		63,522	1,294,150
Motor Oil (HELLAS) Corinth Refineries SA		33,893	721,709
National Bank of Greece SA (b)		362,966	1,160,947

TOTAL GREECE			9,595,972

Hong Kong - 2.2%
AIA Group Ltd.		7,482,800	74,146,680
Bank of East Asia Ltd.		733,578	1,582,307
Beijing Enterprises Holdings Ltd.		292,000	1,276,741
BOC Hong Kong (Holdings) Ltd.		2,312,500	7,644,163
BYD Electronic International Co. Ltd.		373,500	716,946
China Agri-Industries Holdings Ltd.		1,463,000	781,415
China Everbright International Ltd.		2,068,629	1,467,223
China Everbright Ltd.		590,000	904,994
China Jinmao Holdings Group Ltd.		3,058,000	2,044,341
China Merchants Holdings International Co. Ltd.		793,250	1,220,225
China Mobile Ltd.		3,815,500	31,362,106
China Overseas Land and Investment Ltd.		2,362,000	7,592,482
China Power International Development Ltd.		2,313,000	447,395
China Resources Beer Holdings Co. Ltd.		876,989	4,057,598
China Resources Pharmaceutical Group Ltd. (c)		844,000	706,146
China Resources Power Holdings Co. Ltd.		1,305,780	1,753,009
China Taiping Insurance Group Ltd.		1,086,265	2,256,496
China Unicom Ltd.		3,956,000	3,300,174
CITIC Pacific Ltd.		3,521,000	3,981,502
CLP Holdings Ltd.		1,008,000	10,482,745
CNOOC Ltd.		11,126,000	16,656,043
CSPC Pharmaceutical Group Ltd.		2,928,000	6,422,464
Far East Horizon Ltd.		1,439,000	1,271,377
Fosun International Ltd.		1,772,500	2,344,062
Galaxy Entertainment Group Ltd.		1,349,000	8,828,643
Guangdong Investment Ltd.		1,816,000	3,685,882
Hang Lung Properties Ltd.		1,310,000	2,736,495
Hang Seng Bank Ltd.		478,200	9,666,019
Henderson Land Development Co. Ltd.		913,296	4,100,384
Hong Kong & China Gas Co. Ltd.		6,201,794	11,868,245
Hong Kong Exchanges and Clearing Ltd.		740,773	24,339,900
Hua Hong Semiconductor Ltd. (c)		272,000	649,271
Lenovo Group Ltd.		4,404,000	2,873,620
Link (REIT)		1,294,230	13,087,921
MTR Corp. Ltd.		944,413	5,296,893
New World Development Co. Ltd.		3,727,497	4,656,139
PCCW Ltd.		2,442,627	1,438,643
Power Assets Holdings Ltd.		877,000	6,331,427
Shanghai Industrial Holdings Ltd.		174,000	306,479
Shenzhen Investment Ltd.		2,123,515	733,294
Sino Land Ltd.		1,842,225	2,510,653
Sino-Ocean Group Holding Ltd.		1,091,413	392,482
Sinotruk Hong Kong Ltd.		373,500	641,316
SJM Holdings Ltd.		1,401,000	1,561,971
Sun Art Retail Group Ltd.		1,558,917	1,852,225
Sun Hung Kai Properties Ltd.		987,083	13,750,423
Swire Pacific Ltd. (A Shares)		320,000	2,809,848
Swire Properties Ltd.		681,200	2,114,723
Techtronic Industries Co. Ltd.		861,000	6,870,000
Vitasoy International Holdings Ltd.		424,000	1,528,300
Wharf Holdings Ltd.		594,000	1,467,326
Wheelock and Co. Ltd.		479,000	2,915,753
Winteam Pharmaceutical Group Ltd.		1,272,000	587,769
Yuexiu Property Co. Ltd.		3,716,000	743,835

TOTAL HONG KONG			324,764,513

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		227,266	1,927,491
OTP Bank PLC		142,818	6,629,120
Richter Gedeon PLC		91,707	1,971,598

TOTAL HUNGARY			10,528,209

India - 2.3%
Adani Ports & Special Economic Zone Ltd. (b)		407,507	2,098,587
Ambuja Cements Ltd.		338,604	965,481
Ashok Leyland Ltd.		623,290	713,041
Asian Paints Ltd.		171,729	4,303,398
Aurobindo Pharma Ltd.		187,400	1,244,379
Avenue Supermarts Ltd. (b)(c)		80,302	2,391,750
Axis Bank Ltd.		1,311,920	13,354,235
Bajaj Auto Ltd.		56,252	2,493,038
Bajaj Finance Ltd.		108,589	6,600,678
Bajaj Finserv Ltd.		23,696	3,115,330
Bandhan Bank Ltd. (c)		245,393	1,540,054
Berger Paints India Ltd.		126,650	990,340
Bharat Forge Ltd.		119,302	816,603
Bharat Petroleum Corp. Ltd.		406,382	2,599,509
Bharti Airtel Ltd. (b)		1,520,594	10,412,762
Bharti Infratel Ltd.		180,435	626,713
Bosch Ltd.		4,166	807,137
Britannia Industries Ltd.		34,512	1,539,910
Cipla Ltd.		244,877	1,525,256
Coal India Ltd.		710,540	1,798,331
Colgate-Palmolive Ltd.		34,543	640,387
Container Corp. of India Ltd.		114,379	907,466
Dabur India Ltd.		310,965	2,151,028
Divi's Laboratories Ltd.		54,492	1,483,466
DLF Ltd.		328,027	1,190,053
Dr. Reddy's Laboratories Ltd.		75,914	3,312,970
Eicher Motors Ltd.		7,749	2,189,846
GAIL India Ltd. (b)		1,044,534	1,756,304
Godrej Consumer Products Ltd.		209,623	1,968,736
Grasim Industries Ltd.		177,668	1,931,234
Havells India Ltd.		171,565	1,443,776
HCL Technologies Ltd.		649,898	5,372,445
HDFC Asset Management Co. Ltd. (c)		23,241	1,027,364
HDFC Standard Life Insurance Co. Ltd. (c)		313,969	2,625,142
Hero Motocorp Ltd.		57,648	2,008,074
Hindalco Industries Ltd.		780,078	2,052,338
Hindustan Petroleum Corp. Ltd.		344,801	1,121,187
Hindustan Unilever Ltd.		397,470	11,275,706
Housing Development Finance Corp. Ltd.		1,016,117	34,245,961
ICICI Bank Ltd.		2,971,937	21,837,964
ICICI Lombard General Insurance Co. Ltd. (c)		114,536	2,082,890
ICICI Prudential Life Insurance Co. Ltd. (c)		184,220	1,312,712
Indian Oil Corp. Ltd.		1,090,516	1,727,389
Info Edge India Ltd.		34,025	1,352,677
Infosys Ltd.		1,770,510	19,281,409
Infosys Ltd. sponsored ADR		344,917	3,780,290
InterGlobe Aviation Ltd. (b)(c)		60,707	1,168,006
ITC Ltd.		2,086,145	6,848,398
JSW Steel Ltd.		601,295	2,090,282
Larsen & Toubro Ltd.		294,164	5,619,156
LIC Housing Finance Ltd.		163,721	996,702
Lupin Ltd.		135,927	1,360,553
Mahindra & Mahindra Financial Services Ltd.		171,208	880,109
Mahindra & Mahindra Ltd.		485,004	3,836,430
Marico Ltd.		282,377	1,243,821
Maruti Suzuki India Ltd.		65,406	6,298,850
Motherson Sumi Systems Ltd. (b)		515,578	955,340
Nestle India Ltd.		15,860	3,399,779
NTPC Ltd.		1,345,424	2,122,283
Oil & Natural Gas Corp. Ltd.		1,616,480	2,452,849
Page Industries Ltd.		3,694	1,260,255
Petronet LNG Ltd.		337,176	1,254,074
Pidilite Industries Ltd.		73,931	1,560,746
Piramal Enterprises Ltd.		55,381	1,193,156
Power Grid Corp. of India Ltd.		1,139,208	2,936,117
Rec Ltd.		441,253	884,063
Reliance Industries Ltd.		1,769,422	34,804,525
SBI Life Insurance Co. Ltd. (c)		221,709	3,070,162
Shree Cement Ltd.		5,447	1,749,770
Shriram Transport Finance Co. Ltd.		99,793	1,419,680
Siemens India Ltd.		37,847	792,168
State Bank of India (b)		1,103,174	4,891,433
Sun Pharmaceutical Industries Ltd.		548,783	3,327,618
Tata Consultancy Services Ltd.		559,830	16,054,555
Tata Motors Ltd. (b)		1,079,910	2,641,296
Tata Power Co. Ltd.		861,517	697,175
Tata Steel Ltd.		242,458	1,473,476
Tech Mahindra Ltd.		291,932	3,247,661
Titan Co. Ltd.		196,806	3,250,969
Ultratech Cemco Ltd.		64,919	4,000,142
United Spirits Ltd. (b)		176,026	1,520,532
UPL Ltd.		308,202	2,261,394
Vedanta Ltd. (b)		1,111,930	2,123,705
Wipro Ltd.		711,703	2,360,700
Zee Entertainment Enterprises Ltd. (b)		534,479	1,984,277

TOTAL INDIA			330,047,553

Indonesia - 0.5%
PT ACE Hardware Indonesia Tbk		3,990,300	502,006
PT Adaro Energy Tbk		7,671,700	681,814
PT Astra International Tbk		13,029,000	6,014,675
PT Bank Central Asia Tbk		6,042,200	14,277,848
PT Bank Mandiri (Persero) Tbk		12,036,500	6,581,501
PT Bank Negara Indonesia (Persero) Tbk		5,135,589	2,690,728
PT Bank Rakyat Indonesia Tbk		34,203,400	11,119,696
PT Bank Tabungan Negara Tbk		2,785,500	379,137
PT Barito Pacific Tbk (b)		14,965,000	1,426,550
PT Bumi Serpong Damai Tbk (b)		4,556,200	369,424
PT Charoen Pokphand Indonesia Tbk		4,554,200	2,207,387
PT Gudang Garam Tbk		303,600	1,237,011
PT Hanjaya Mandala Sampoerna Tbk		6,348,100	955,740
PT Indah Kiat Pulp & Paper Tbk		1,696,400	831,705
PT Indocement Tunggal Prakarsa Tbk		1,148,000	1,375,728
PT Indofood CBP Sukses Makmur Tbk		1,234,900	1,024,749
PT Indofood Sukses Makmur Tbk		2,444,200	1,400,495
PT Jasa Marga Tbk		1,285,153	430,862
PT Kalbe Farma Tbk		11,316,400	1,180,464
PT Pabrik Kertas Tjiwi Kimia Tbk		797,100	528,789
PT Pakuwon Jati Tbk		5,852,200	222,124
PT Perusahaan Gas Negara Tbk Series B		5,992,400	742,687
PT Semen Gresik (Persero) Tbk		1,655,900	1,442,583
PT Surya Citra Media Tbk		7	1
PT Tambang Batubara Bukit Asam Tbk		2,784,300	447,326
PT Telekomunikasi Indonesia Tbk Series B		30,807,800	8,545,378
PT Unilever Indonesia Tbk		4,950,800	2,875,636
PT United Tractors Tbk		1,008,512	1,409,291
PT XL Axiata Tbk (b)		2,112,500	446,163

TOTAL INDONESIA			71,347,498

Ireland - 0.4%
AIB Group PLC		496,500	1,461,407
Bank Ireland Group PLC		577,908	2,829,060
CRH PLC		402,012	15,094,279
CRH PLC sponsored ADR		97,526	3,666,002
DCC PLC (United Kingdom)		60,474	4,896,765
James Hardie Industries PLC CDI		273,656	5,753,823
Kerry Group PLC Class A		97,130	12,420,350
Kingspan Group PLC (Ireland)		90,074	5,559,244
Paddy Power Betfair PLC (Ireland)		47,593	5,410,259
Smurfit Kappa Group PLC		133,728	4,639,169

TOTAL IRELAND			61,730,358

Isle of Man - 0.0%
Gaming VC Holdings SA		364,351	4,220,433
NEPI Rockcastle PLC		231,112	1,901,744

TOTAL ISLE OF MAN			6,122,177

Israel - 0.4%
Azrieli Group		25,142	1,857,891
Bank Hapoalim BM (Reg.)		680,977	5,870,832
Bank Leumi le-Israel BM		883,338	6,381,597
Check Point Software Technologies Ltd. (b)		74,794	8,549,702
CyberArk Software Ltd. (b)		23,661	3,270,660
Elbit Systems Ltd. (Israel)		15,089	2,317,483
Israel Chemicals Ltd.		411,854	1,743,708
Israel Discount Bank Ltd. (Class A)		710,581	3,239,086
Mizrahi Tefahot Bank Ltd.		83,175	2,273,164
NICE Systems Ltd. (b)		30,371	5,263,086
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)(b)		666,993	6,936,727
Wix.com Ltd. (b)		29,100	4,152,279

TOTAL ISRAEL			51,856,215

Italy - 1.2%
Assicurazioni Generali SpA		671,112	13,095,902
Atlantia SpA		307,996	7,572,894
Davide Campari-Milano SpA		352,741	3,415,241
Enel SpA		5,008,814	43,658,443
Eni SpA		1,566,979	21,949,608
FinecoBank SpA		376,369	4,414,132
Intesa Sanpaolo SpA		9,179,421	22,797,242
Leonardo SpA		251,784	3,121,915
Mediobanca SpA		371,825	3,716,301
Moncler SpA		112,728	4,875,819
Pirelli & C. SpA (c)		235,244	1,140,643
Poste Italiane SpA (c)		324,027	3,719,398
Prysmian SpA		144,897	3,226,816
Recordati SpA		69,962	2,997,354
Snam Rete Gas SpA		1,239,117	6,647,212
Telecom Italia SpA (b)		6,152,180	3,321,473
Terna SpA		878,684	6,135,480
UniCredit SpA		1,249,263	16,739,552

TOTAL ITALY			172,545,425

Japan - 15.0%
ABC-MART, Inc.		19,400	1,244,622
ACOM Co. Ltd.		225,900	1,058,141
Advantest Corp.		123,800	6,458,744
AEON Co. Ltd.		405,300	8,289,800
AEON Financial Service Co. Ltd.		78,500	1,226,371
AEON MALL Co. Ltd.		54,620	907,582
Agc, Inc.		109,600	3,694,433
Air Water, Inc.		119,100	1,635,852
Aisin Seiki Co. Ltd.		102,600	3,415,558
Ajinomoto Co., Inc.		262,000	4,315,102
Alfresa Holdings Corp.		111,900	2,248,319
Alps Electric Co. Ltd.		123,000	2,208,200
Amada Holdings Co. Ltd.		208,400	2,170,455
Ana Holdings, Inc.		71,100	2,220,752
Aozora Bank Ltd.		74,900	2,018,245
Asahi Group Holdings		225,800	10,467,643
ASAHI INTECC Co. Ltd.		120,600	3,322,850
Asahi Kasei Corp.		789,700	8,077,325
Astellas Pharma, Inc.		1,177,000	20,797,740
Bandai Namco Holdings, Inc.		121,700	7,071,804
Bank of Kyoto Ltd.		30,300	1,210,962
Benesse Holdings, Inc.		36,900	1,013,638
Bridgestone Corp.		356,300	12,619,801
Brother Industries Ltd.		142,900	2,759,737
Calbee, Inc.		48,000	1,569,626
Canon, Inc. (a)		512,900	13,450,448
Canon, Inc. sponsored ADR (a)		98,633	2,581,226
Casio Computer Co. Ltd.		121,900	2,259,464
Central Japan Railway Co.		88,800	17,429,815
Chiba Bank Ltd.		348,100	1,887,599
Chubu Electric Power Co., Inc.		394,100	5,352,151
Chugai Pharmaceutical Co. Ltd.		138,500	14,186,387
Chugoku Electric Power Co., Inc.		156,600	2,066,840
Coca-Cola West Co. Ltd.		70,900	1,866,152
Concordia Financial Group Ltd.		686,800	2,588,948
Credit Saison Co. Ltd.		98,100	1,573,622
CyberAgent, Inc.		64,500	2,570,277
Dai Nippon Printing Co. Ltd.		148,900	4,105,853
Dai-ichi Mutual Life Insurance Co.		672,400	9,979,215
Daicel Chemical Industries Ltd.		164,900	1,560,992
Daifuku Co. Ltd.		60,400	3,636,737
Daiichi Sankyo Kabushiki Kaisha		351,700	23,766,866
Daikin Industries Ltd.		154,700	21,798,366
Dainippon Sumitomo Pharma Co. Ltd.		98,100	1,684,018
Daito Trust Construction Co. Ltd.		44,000	5,183,048
Daiwa House Industry Co. Ltd.		351,700	11,072,362
Daiwa House REIT Investment Corp.		1,127	3,006,873
Daiwa Securities Group, Inc.		975,400	4,932,864
DENSO Corp.		270,400	11,092,392
Dentsu Group, Inc.		138,400	4,586,442
Disco Corp.		16,800	3,869,766
East Japan Railway Co.		186,200	16,395,209
Eisai Co. Ltd.		156,600	11,801,634
Electric Power Development Co. Ltd.		83,500	1,883,033
FamilyMart Co. Ltd.		159,700	3,492,672
Fanuc Corp.		120,800	22,001,305
Fast Retailing Co. Ltd.		36,100	19,417,323
Fuji Electric Co. Ltd.		84,500	2,474,328
Fujifilm Holdings Corp.		223,900	11,119,880
Fujitsu Ltd.		122,100	12,909,972
Fukuoka Financial Group, Inc.		100,800	1,746,799
GMO Payment Gateway, Inc.		24,100	1,549,711
Hakuhodo DY Holdings, Inc.		147,900	2,095,600
Hamamatsu Photonics K.K.		84,500	3,572,768
Hankyu Hanshin Holdings, Inc.		142,900	5,797,760
Hikari Tsushin, Inc.		12,900	3,170,870
Hino Motors Ltd.		174,500	1,634,009
Hirose Electric Co. Ltd.		19,416	2,408,153
Hisamitsu Pharmaceutical Co., Inc.		34,900	1,764,884
Hitachi Chemical Co. Ltd.		64,300	2,691,806
Hitachi Construction Machinery Co. Ltd.		71,100	1,905,335
Hitachi High-Technologies Corp.		41,200	2,945,798
Hitachi Ltd.		600,700	22,879,169
Hitachi Metals Ltd.		137,700	2,116,368
Honda Motor Co. Ltd.		1,013,000	25,907,876
Hoshizaki Corp.		33,900	3,118,527
Hoya Corp.		236,200	22,605,619
Hulic Co. Ltd.		188,500	2,285,490
Idemitsu Kosan Co. Ltd.		125,684	3,136,856
IHI Corp.		95,300	2,257,039
Iida Group Holdings Co. Ltd.		98,850	1,666,000
INPEX Corp.		620,000	5,787,184
Isetan Mitsukoshi Holdings Ltd.		225,400	1,759,716
Isuzu Motors Ltd.		331,100	3,243,938
Itochu Corp.		830,500	19,401,287
ITOCHU Techno-Solutions Corp.		60,300	1,775,763
J. Front Retailing Co. Ltd.		149,700	1,801,919
Japan Airlines Co. Ltd.		73,600	2,070,402
Japan Airport Terminal Co. Ltd.		28,800	1,327,368
Japan Exchange Group, Inc.		320,200	5,738,444
Japan Post Bank Co. Ltd.		236,700	2,190,874
Japan Post Holdings Co. Ltd.		977,100	8,888,358
Japan Post Insurance Co. Ltd.		141,500	2,387,607
Japan Prime Realty Investment Corp.		450	2,081,858
Japan Real Estate Investment Corp.		826	6,031,721
Japan Retail Fund Investment Corp.		1,595	3,412,991
Japan Tobacco, Inc.		745,000	15,752,622
JFE Holdings, Inc.		306,800	3,633,091
JGC Corp.		127,800	1,835,990
JSR Corp.		115,700	2,060,736
JTEKT Corp.		124,800	1,323,376
JX Holdings, Inc.		1,974,710	8,398,797
Kajima Corp.		272,700	3,459,576
Kakaku.com, Inc.		78,400	2,048,153
Kamigumi Co. Ltd.		67,200	1,435,903
Kansai Electric Power Co., Inc.		430,800	4,834,794
Kansai Paint Co. Ltd.		111,900	2,678,653
Kao Corp.		298,600	23,815,495
Kawasaki Heavy Industries Ltd.		83,400	1,644,211
KDDI Corp.		1,090,300	32,947,863
Keihan Electric Railway Co., Ltd.		63,300	2,862,493
Keihin Electric Express Railway Co. Ltd.		141,900	2,612,086
Keio Corp.		61,600	3,523,518
Keisei Electric Railway Co.		81,900	2,962,901
Keyence Corp.		112,980	37,979,022
Kikkoman Corp.		93,100	4,511,407
Kintetsu Group Holdings Co. Ltd.		106,500	5,612,898
Kirin Holdings Co. Ltd.		513,200	11,271,166
Kobayashi Pharmaceutical Co. Ltd.		29,800	2,399,462
Koito Manufacturing Co. Ltd.		62,600	2,716,617
Komatsu Ltd.		581,800	12,864,200
Konami Holdings Corp.		61,000	2,362,374
Konica Minolta, Inc.		289,600	1,767,753
Kose Corp.		20,700	2,665,354
Kubota Corp.		641,900	10,051,896
Kuraray Co. Ltd.		215,800	2,594,023
Kurita Water Industries Ltd.		59,300	1,734,135
Kyocera Corp.		200,900	13,200,412
Kyowa Hakko Kirin Co., Ltd.		153,700	3,613,373
Kyushu Electric Power Co., Inc.		214,100	1,763,069
Kyushu Railway Co.		96,600	3,160,688
Lawson, Inc.		32,300	1,869,467
LINE Corp. (b)		35,000	1,724,657
Lion Corp.		140,400	2,667,137
LIXIL Group Corp.		159,600	2,653,736
M3, Inc.		268,300	7,808,947
Makita Corp.		139,600	5,339,638
Marubeni Corp.		997,100	7,164,778
Marui Group Co. Ltd.		117,500	2,717,532
Maruichi Steel Tube Ltd.		30,200	837,965
Mazda Motor Corp.		340,400	2,857,248
McDonald's Holdings Co. (Japan) Ltd.		42,700	2,029,595
Mebuki Financial Group, Inc.		496,810	1,100,971
Medipal Holdings Corp.		104,600	2,216,474
Meiji Holdings Co. Ltd.		69,400	4,883,942
Mercari, Inc. (a)(b)		51,600	898,623
Minebea Mitsumi, Inc.		216,800	4,211,559
Misumi Group, Inc.		181,900	4,513,542
Mitsubishi Chemical Holdings Corp.		808,700	5,844,454
Mitsubishi Corp.		836,400	21,441,650
Mitsubishi Electric Corp.		1,135,300	15,741,108
Mitsubishi Estate Co. Ltd.		731,900	14,333,874
Mitsubishi Gas Chemical Co., Inc.		105,500	1,597,265
Mitsubishi Heavy Industries Ltd.		204,100	7,445,032
Mitsubishi Materials Corp.		76,800	1,931,574
Mitsubishi Motors Corp. of Japan		416,900	1,553,258
Mitsubishi UFJ Financial Group, Inc.		7,601,400	39,030,283
Mitsubishi UFJ Lease & Finance Co. Ltd.		223,800	1,401,794
Mitsui & Co. Ltd.		1,027,100	18,267,611
Mitsui Chemicals, Inc.		117,500	2,580,447
Mitsui Fudosan Co. Ltd.		553,300	14,654,435
Mitsui OSK Lines Ltd.		67,600	1,625,433
Mizuho Financial Group, Inc.		14,885,360	22,073,964
MonotaRO Co. Ltd. (a)		80,300	1,926,216
MS&AD Insurance Group Holdings, Inc.		290,690	9,654,597
Murata Manufacturing Co. Ltd.		357,500	20,239,793
Nabtesco Corp.		65,300	1,871,155
Nagoya Railroad Co. Ltd.		113,000	3,315,224
NEC Corp.		154,300	6,868,412
New Hampshire Foods Ltd.		53,800	2,361,665
Nexon Co. Ltd. (b)		296,400	4,014,126
NGK Insulators Ltd.		154,100	2,583,747
NGK Spark Plug Co. Ltd.		93,500	1,642,926
Nidec Corp.		138,500	17,419,251
Nikon Corp.		206,880	2,498,075
Nintendo Co. Ltd.		69,500	25,565,970
Nippon Building Fund, Inc.		835	6,764,086
Nippon Express Co. Ltd.		48,700	2,537,710
Nippon Paint Holdings Co. Ltd.		91,300	4,364,251
Nippon Prologis REIT, Inc.		1,191	3,423,822
Nippon Shinyaku Co. Ltd.		29,900	2,650,888
Nippon Steel & Sumitomo Metal Corp.		507,817	7,046,207
Nippon Telegraph & Telephone Corp.		792,300	20,201,304
Nippon Yusen KK		104,700	1,667,236
Nissan Chemical Corp.		79,700	3,293,518
Nissan Motor Co. Ltd.		1,433,700	7,779,683
Nisshin Seifun Group, Inc.		118,045	2,015,614
Nissin Food Holdings Co. Ltd.		40,400	3,032,370
Nitori Holdings Co. Ltd.		49,800	7,738,973
Nitto Denko Corp.		99,400	5,525,460
NKSJ Holdings, Inc.		209,600	7,831,459
Nomura Holdings, Inc.		2,061,900	10,555,699
Nomura Real Estate Holdings, Inc.		69,700	1,716,434
Nomura Real Estate Master Fund, Inc.		2,435	4,282,590
Nomura Research Institute Ltd.		212,620	4,678,853
NSK Ltd.		207,900	1,734,136
NTT Data Corp.		382,000	5,366,039
NTT DOCOMO, Inc.		698,600	19,848,905
NTT DOCOMO, Inc. sponsored ADR		122,323	3,456,848
Obayashi Corp.		390,600	4,283,700
OBIC Co. Ltd.		39,300	5,355,078
Odakyu Electric Railway Co. Ltd.		187,200	4,152,369
Oji Holdings Corp.		543,800	2,762,829
Olympus Corp.		723,200	11,684,922
OMRON Corp.		117,900	6,751,534
Ono Pharmaceutical Co. Ltd.		241,300	5,556,378
Oracle Corp. Japan		25,200	2,181,251
Oriental Land Co. Ltd.		123,700	16,110,068
ORIX Corp.		822,400	13,892,365
ORIX JREIT, Inc.		1,602	3,384,754
Osaka Gas Co. Ltd.		237,900	4,025,713
Otsuka Corp.		62,500	2,437,179
Otsuka Holdings Co. Ltd.		243,100	10,799,814
Pan Pacific International Hold		275,400	4,444,066
Panasonic Corp.		1,380,100	13,715,457
Park24 Co. Ltd.		65,400	1,642,371
PeptiDream, Inc. (b)		60,000	2,840,258
Persol Holdings Co., Ltd.		113,600	2,030,961
Pigeon Corp.		71,500	2,523,388
Pola Orbis Holdings, Inc.		55,200	1,195,895
Rakuten, Inc.		524,200	4,043,916
Recruit Holdings Co. Ltd.		839,100	32,705,015
Renesas Electronics Corp. (b)		482,300	3,034,304
Resona Holdings, Inc.		1,299,100	5,357,290
Ricoh Co. Ltd.		417,500	4,737,140
Rinnai Corp.		22,400	1,596,716
ROHM Co. Ltd.		59,200	4,258,580
Ryohin Keikaku Co. Ltd.		152,100	2,542,900
Sankyo Co. Ltd. (Gunma)		34,800	1,169,148
Santen Pharmaceutical Co. Ltd.		231,100	4,310,148
SBI Holdings, Inc. Japan		149,880	3,474,311
Secom Co. Ltd.		130,300	11,434,171
Sega Sammy Holdings, Inc.		103,600	1,410,746
Seibu Holdings, Inc.		130,200	2,029,501
Seiko Epson Corp.		180,600	2,640,764
Sekisui Chemical Co. Ltd.		231,200	3,850,735
Sekisui House Ltd.		380,500	8,181,574
Seven & i Holdings Co. Ltd.		467,300	17,917,841
Seven Bank Ltd.		333,600	997,650
SG Holdings Co. Ltd.		93,100	1,968,447
Sharp Corp. (a)		124,100	1,683,436
Shimadzu Corp.		137,000	3,844,898
Shimamura Co. Ltd.		11,800	886,573
SHIMANO, Inc.		45,600	6,991,732
SHIMIZU Corp.		358,000	3,671,948
Shin-Etsu Chemical Co. Ltd.		224,900	25,720,407
Shinsei Bank Ltd.		116,200	1,779,163
Shionogi & Co. Ltd.		166,900	9,926,232
Shiseido Co. Ltd.		248,100	15,972,831
Shizuoka Bank Ltd.		287,600	2,019,055
Showa Denko K.K.		77,500	1,853,231
SMC Corp.		35,600	15,367,430
SoftBank Group Corp.		970,600	39,187,547
SoftBank Corp.		1,027,100	14,090,888
Sohgo Security Services Co., Ltd.		46,400	2,408,215
Sony Corp.		787,000	55,032,473
Sony Financial Holdings, Inc.		89,500	2,060,664
Square Enix Holdings Co. Ltd.		56,100	2,753,921
Stanley Electric Co. Ltd.		87,600	2,256,141
Subaru Corp.		382,300	9,562,279
Sumco Corp.		158,200	2,419,092
Sumitomo Chemical Co. Ltd.		965,300	4,101,752
Sumitomo Corp.		745,100	11,083,123
Sumitomo Electric Industries Ltd.		465,100	6,200,544
Sumitomo Heavy Industries Ltd.		63,600	1,666,123
Sumitomo Metal Mining Co. Ltd.		146,700	4,170,748
Sumitomo Mitsui Financial Group, Inc.		820,200	28,837,754
Sumitomo Mitsui Trust Holdings, Inc.		203,625	7,507,639
Sumitomo Realty & Development Co. Ltd.		202,100	7,440,417
Sumitomo Rubber Industries Ltd.		109,200	1,199,814
Sundrug Co. Ltd.		42,700	1,447,022
Suntory Beverage & Food Ltd.		84,700	3,586,054
Suzuken Co. Ltd.		42,210	1,618,329
Suzuki Motor Corp.		230,200	10,532,982
Sysmex Corp.		104,400	7,468,803
T&D Holdings, Inc.		353,300	3,765,928
Taiheiyo Cement Corp.		78,800	2,120,891
Taisei Corp.		129,000	5,150,165
Taisho Pharmaceutical Holdings Co. Ltd.		20,600	1,455,307
Taiyo Nippon Sanso Corp.		72,900	1,597,891
Takeda Pharmaceutical Co. Ltd.		929,015	35,677,338
TDK Corp.		79,000	8,364,171
Teijin Ltd.		101,200	1,809,335
Terumo Corp.		400,600	14,419,901
THK Co. Ltd.		69,700	1,737,686
Tobu Railway Co. Ltd.		113,900	4,012,350
Toho Co. Ltd.		73,000	2,689,231
Toho Gas Co. Ltd.		44,600	1,722,989
Tohoku Electric Power Co., Inc.		252,700	2,368,563
Tokio Marine Holdings, Inc.		395,000	21,441,090
Tokyo Century Corp.		27,200	1,383,650
Tokyo Electric Power Co., Inc. (b)		950,100	3,762,291
Tokyo Electron Ltd.		97,200	21,378,763
Tokyo Gas Co. Ltd.		238,220	5,237,505
Tokyu Corp.		306,700	5,404,761
Tokyu Fudosan Holdings Corp.		383,300	2,702,011
Toppan Printing Co. Ltd.		172,800	3,443,910
Toray Industries, Inc.		850,000	5,561,817
Toshiba Corp.		308,760	9,868,084
Tosoh Corp.		168,200	2,372,448
Toto Ltd.		89,800	3,648,977
Toyo Seikan Group Holdings Ltd.		83,900	1,419,387
Toyo Suisan Kaisha Ltd.		58,000	2,429,963
Toyoda Gosei Co. Ltd.		35,900	814,521
Toyota Industries Corp.		89,500	4,840,837
Toyota Motor Corp.		1,410,172	98,046,017
Toyota Tsusho Corp.		135,100	4,670,687
Trend Micro, Inc.		76,500	3,997,155
Tsuruha Holdings, Inc.		22,900	2,803,002
Unicharm Corp.		250,100	8,559,338
United Urban Investment Corp.		1,781	3,190,381
USS Co. Ltd.		139,900	2,539,132
Welcia Holdings Co. Ltd.		28,100	1,543,074
West Japan Railway Co.		99,900	8,452,524
Yahoo! Japan Corp.		1,615,000	6,414,683
Yakult Honsha Co. Ltd.		75,500	3,797,300
Yamada Denki Co. Ltd.		414,800	2,090,702
Yamaha Corp.		90,500	4,623,365
Yamaha Motor Co. Ltd.		178,700	3,316,247
Yamato Holdings Co. Ltd.		194,900	3,120,988
Yamazaki Baking Co. Ltd.		70,200	1,335,941
Yaskawa Electric Corp.		145,900	4,994,413
Yokogawa Electric Corp.		136,900	2,382,067
Yokohama Rubber Co. Ltd.		73,800	1,254,395
Zozo, Inc.		61,100	1,017,666

TOTAL JAPAN			2,183,883,935

Korea (South) - 2.7%
AMOREPACIFIC Corp.		20,295	3,130,413
AMOREPACIFIC Group, Inc.		18,760	1,118,268
BGF Retail Co. Ltd.		4,081	559,746
BS Financial Group, Inc.		152,699	858,260
Celltrion Healthcare Co. Ltd. (b)		36,229	1,697,893
Celltrion, Inc. (b)		59,535	8,081,878
Cheil Industries, Inc.		55,441	4,971,834
Cheil Worldwide, Inc.		35,913	632,730
CJ CheilJedang Corp.		4,344	854,315
CJ Corp.		8,641	593,314
CJ O Shopping Co. Ltd.		6,218	708,735
Daelim Industrial Co.		16,794	1,124,524
Daewoo Engineering & Construction Co. Ltd. (b)		102,616	369,564
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)		19,439	397,441
Db Insurance Co. Ltd.		31,334	1,105,210
Doosan Bobcat, Inc.		27,142	695,486
E-Mart Co. Ltd.		14,214	1,305,686
EUSU Holdings Co. Ltd. (b)		6	31
Fila Holdings Corp.		31,924	1,164,718
GS Engineering & Construction Corp.		32,980	762,657
GS Holdings Corp.		33,988	1,290,999
GS Retail Co. Ltd.		15,446	509,920
Hana Financial Group, Inc.		194,718	5,362,457
Hanjin Shipping Co. Ltd. (b)(d)		12	0
Hankook Tire Co. Ltd.		41,578	988,721
Hanmi Pharm Co. Ltd.		3,714	861,312
Hanon Systems		124,515	1,087,312
Hanwha Corp.		18,313	327,896
Hanwha Life Insurance Co. Ltd.		198,330	336,627
Hanwha Solutions Corp.		55,219	763,443
HDC Hyundai Development Co.		11,896	205,525
HDC Hyundai Development Co. rights 3/6/20 (b)		5,949	13,679
HLB, Inc. (b)		20,510	1,550,129
Hotel Shilla Co.		21,230	1,528,126
Hyundai Department Store Co. Ltd.		6,947	449,357
Hyundai Engineering & Construction Co. Ltd.		58,201	1,831,046
Hyundai Fire & Marine Insurance Co. Ltd.		32,722	598,198
Hyundai Glovis Co. Ltd.		11,832	1,446,261
Hyundai Heavy Industries Co. Ltd. (b)		23,414	2,198,618
Hyundai Mobis		40,511	7,719,748
Hyundai Motor Co.		83,715	8,660,448
Hyundai Robotics Co. Ltd.		5,785	1,311,954
Hyundai Steel Co.		64,422	1,505,856
Industrial Bank of Korea		178,664	1,595,020
ING Life Insurance Korea Ltd. (c)		17,112	369,751
Kakao Corp.		32,208	4,230,891
Kangwon Land, Inc.		73,663	1,689,857
KB Financial Group, Inc.		251,172	9,207,365
KCC Corp.		2,425	404,977
KCC Glass Corp. (b)		2,278	64,365
Kia Motors Corp.		162,773	5,517,137
KMW Co. Ltd. (b)		14,426	582,582
Korea Aerospace Industries Ltd.		51,374	1,280,050
Korea Electric Power Corp. (b)		159,564	3,363,838
Korea Express Co. Ltd. (b)		4,821	583,723
Korea Gas Corp.		14,888	402,021
Korea Investment Holdings Co. Ltd.		23,468	1,286,272
Korea Zinc Co. Ltd.		5,243	1,657,476
Korean Air Lines Co. Ltd.		40,850	798,091
KT&G Corp.		72,606	5,749,498
Kumho Petro Chemical Co. Ltd.		10,132	546,663
LG Chemical Ltd.		26,840	7,458,060
LG Corp.		63,683	3,729,406
LG Display Co. Ltd. (b)		146,274	1,846,408
LG Electronics, Inc.		70,626	3,837,780
LG Household & Health Care Ltd.		6,009	6,263,108
LG Innotek Co. Ltd.		7,820	971,151
LG Telecom Ltd.		69,453	766,068
Lotte Chemical Corp.		10,645	1,663,908
Lotte Confectionery Co. Ltd.		15,478	452,593
Lotte Shopping Co. Ltd.		7,779	744,283
Medy-Tox, Inc.		2,496	667,655
Meritz Securities Co. Ltd.		179,782	544,164
Mirae Asset Daewoo Co. Ltd.		216,352	1,225,277
NAVER Corp.		87,393	12,987,521
NCSOFT Corp.		10,248	5,409,993
Netmarble Corp. (b)(c)		15,166	1,120,726
Oci Co. Ltd.		10,821	497,824
Orion Corp./Republic of Korea		16,140	1,373,774
Ottogi Corp.		407	171,328
Pearl Abyss Corp. (b)		3,353	504,753
POSCO		49,546	8,944,994
POSCO Chemtech Co. Ltd.		13,491	635,686
Posco International Corp.		30,187	421,318
S-Oil Corp.		26,547	1,665,534
S1 Corp.		10,021	756,432
Samsung Biologics Co. Ltd. (b)(c)		10,235	4,099,357
Samsung Card Co. Ltd.		17,954	567,467
Samsung Electro-Mechanics Co. Ltd.		33,118	3,383,706
Samsung Electronics Co. Ltd.		2,955,866	136,478,418
Samsung Engineering Co. Ltd. (b)		110,627	1,568,410
Samsung Fire & Marine Insurance Co. Ltd.		18,985	3,330,993
Samsung Heavy Industries Co. Ltd. (b)		263,000	1,443,057
Samsung Life Insurance Co. Ltd.		40,979	2,363,043
Samsung SDI Co. Ltd.		33,853	7,679,467
Samsung SDS Co. Ltd.		23,265	3,736,828
Samsung Securities Co. Ltd.		36,281	1,056,233
Shinhan Financial Group Co. Ltd.		278,503	9,056,908
Shinsegae Co. Ltd.		5,050	1,116,079
SK C&C Co. Ltd.		21,357	4,160,591
SK Energy Co. Ltd.		34,621	3,713,203
SK Hynix, Inc.		339,096	25,710,961
SK Telecom Co. Ltd.		11,684	2,230,470
STX Pan Ocean Co. Ltd. (Korea) (b)		165,665	544,339
ViroMed Co. Ltd.		12,337	781,346
Woongjin Coway Co. Ltd.		33,902	2,478,826
Woori Financial Group, Inc. (b)		281,715	2,369,996
Woori Investment & Securities Co. Ltd.		80,925	734,632
Yuhan Corp.		5,470	988,869

TOTAL KOREA (SOUTH)			394,262,855

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		419,475	6,213,462
Aroundtown SA		547,629	5,184,322
Eurofins Scientific SA		6,888	3,712,620
Globant SA (b)		21,460	2,633,142
Millicom International Cellular SA (depository receipt)		60,628	2,868,004
Reinet Investments SCA		81,679	1,755,648
SES SA (France) (depositary receipt)		217,197	2,674,998
Tenaris SA		294,405	3,042,554

TOTAL LUXEMBOURG			28,084,750

Malaysia - 0.4%
AirAsia Group BHD		911,700	316,856
AMMB Holdings Bhd		842,700	758,452
Axiata Group Bhd		1,703,515	1,780,073
British American Tobacco (Malaysia) Bhd		78,200	224,441
Bumiputra-Commerce Holdings Bhd		3,157,195	3,787,943
Dialog Group Bhd		2,338,322	1,859,234
DiGi.com Bhd		1,917,600	1,969,670
Fraser & Neave Holdings BHD		86,200	691,223
Gamuda Bhd		976,775	916,139
Genting Bhd		1,309,500	1,752,728
Genting Malaysia Bhd		1,864,500	1,367,439
Genting Plantations Bhd		134,600	342,871
Hap Seng Consolidated Bhd		342,500	803,028
Hartalega Holdings Bhd		868,500	1,252,773
Hong Leong Bank Bhd		390,500	1,519,637
Hong Leong Credit Bhd		100,900	397,299
IHH Healthcare Bhd		1,231,500	1,706,368
IJM Corp. Bhd		1,454,400	747,495
IOI Corp. Bhd		1,234,500	1,361,134
IOI Properties Group Bhd		64,800	18,406
Kuala Lumpur Kepong Bhd		292,100	1,620,488
Malayan Banking Bhd		2,492,656	5,118,017
Malaysia Airports Holdings Bhd		554,798	908,976
Maxis Bhd		1,362,400	1,756,824
MISC Bhd		782,100	1,461,784
Nestle (Malaysia) BHD		37,200	1,308,192
Petronas Chemicals Group Bhd		1,416,000	2,131,254
Petronas Dagangan Bhd		174,100	929,663
Petronas Gas Bhd		540,800	2,085,038
PPB Group Bhd		325,520	1,475,556
Press Metal Bhd		838,000	993,705
Public Bank Bhd		1,925,300	8,710,734
QL Resources Bhd		279,000	564,843
RHB Capital Bhd		893,757	1,225,431
RHB Capital Bhd (b)(d)		122,876	0
Sime Darby Bhd		1,760,607	933,251
Sime Darby Plantation Bhd		1,354,507	1,670,309
Sime Darby Property Bhd		15	3
SP Setia Bhd		14	4
Telekom Malaysia Bhd		593,474	557,597
Tenaga Nasional Bhd		2,011,125	6,091,147
Top Glove Corp. Bhd		910,300	1,297,046
Westports Holdings Bhd		505,900	485,796
YTL Corp. Bhd		1,613,512	351,551

TOTAL MALAYSIA			65,250,418

Mexico - 0.6%
Alfa SA de CV Series A		1,902,800	1,423,915
Alsea S.A.B. de CV (b)		323,600	783,675
America Movil S.A.B. de CV Series L		20,954,146	17,399,410
Banco Santander Mexico SA		29,450	42,222
CEMEX S.A.B. de CV unit		9,345,740	3,758,970
Coca-Cola FEMSA S.A.B. de CV unit		313,200	1,905,174
El Puerto de Liverpool S.A.B. Dcv Class C		104,755	553,504
Embotelladoras Arca S.A.B. de CV		247,562	1,402,006
Fibra Uno Administracion SA de CV		1,976,400	3,243,532
Fomento Economico Mexicano S.A.B. de CV unit		1,224,100	11,037,015
Gruma S.A.B. de CV Series B		144,585	1,536,486
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		228,600	2,825,395
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		132,815	2,551,991
Grupo Bimbo S.A.B. de CV Series A		990,600	1,772,495
Grupo Carso SA de CV Series A1		249,100	898,160
Grupo Financiero Banorte S.A.B. de CV Series O		1,624,100	9,978,131
Grupo Financiero Inbursa S.A.B. de CV Series O		1,508,800	1,715,970
Grupo Mexico SA de CV Series B		2,138,523	5,710,877
Grupo Televisa SA de CV		1,454,600	3,220,127
Industrias Penoles SA de CV		83,590	873,126
Infraestructura Energetica Nova S.A.B. de CV		331,100	1,555,314
Kimberly-Clark de Mexico SA de CV Series A		954,000	1,967,526
Megacable Holdings S.A.B. de CV unit		173,600	645,964
Mexichem S.A.B. de CV		648,816	1,518,042
Promotora y Operadora de Infraestructura S.A.B. de CV		133,470	1,439,983
Wal-Mart de Mexico SA de CV Series V		3,272,700	9,500,018

TOTAL MEXICO			89,259,028

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		1,520,500	1,518,264
HKT Trust/HKT Ltd. unit		2,432,640	3,631,278

TOTAL MULTI-NATIONAL			5,149,542

Netherlands - 3.2%
ABN AMRO Group NV GDR (c)		257,785	4,494,292
Adyen BV (b)(c)		6,562	6,047,674
AEGON NV		1,095,621	4,437,156
AerCap Holdings NV (b)		78,161	4,424,694
Airbus Group NV		361,138	53,038,217
Akzo Nobel NV		142,787	13,507,931
Altice Europe NV Class A (b)		412,993	2,663,902
ASML Holding NV (Netherlands)		263,318	73,896,878
CNH Industrial NV		636,231	6,085,198
EXOR NV		65,771	4,860,943
Ferrari NV		74,417	12,586,157
Fiat Chrysler Automobiles NV (Italy)		675,813	8,793,256
Heineken Holding NV		71,102	7,010,269
Heineken NV (Bearer)		161,250	17,582,990
ING Groep NV (Certificaten Van Aandelen)		2,426,036	26,339,985
Koninklijke Ahold Delhaize NV		736,829	18,082,866
Koninklijke DSM NV		112,965	13,748,473
Koninklijke KPN NV		2,217,369	6,212,715
Koninklijke Philips Electronics NV		560,234	25,657,294
NN Group NV		187,191	6,518,771
NXP Semiconductors NV		173,043	21,952,235
Prosus NV (b)		304,344	22,017,259
QIAGEN NV (Germany) (b)		142,654	4,771,626
Randstad NV		73,642	4,243,711
STMicroelectronics NV (France)		425,398	11,843,960
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		86,890	11,814,393
Unilever NV		910,121	53,107,583
Vopak NV		42,342	2,271,896
Wolters Kluwer NV		176,125	13,266,911
X5 Retail Group NV GDR		75,441	2,755,108

TOTAL NETHERLANDS			464,034,343

New Zealand - 0.2%
Auckland International Airport Ltd.		592,845	3,299,853
Fisher & Paykel Healthcare Corp.		350,212	5,238,737
Fletcher Building Ltd.		527,649	1,883,300
Mercury Nz Ltd.		396,686	1,336,398
Meridian Energy Ltd.		782,635	2,689,471
Ryman Healthcare Group Ltd.		233,622	2,476,798
Spark New Zealand Ltd.		1,157,033	3,465,459
The a2 Milk Co. Ltd. (b)		447,563	4,288,160

TOTAL NEW ZEALAND			24,678,176

Norway - 0.4%
Aker Bp ASA		63,269	1,796,690
DNB ASA		594,557	10,462,011
Equinor ASA		501,229	9,108,598
Equinor ASA sponsored ADR		107,834	1,960,422
Gjensidige Forsikring ASA		117,261	2,562,469
Marine Harvest ASA		276,449	6,618,221
Norsk Hydro ASA		860,786	2,714,888
Orkla ASA		464,913	4,498,530
Schibsted ASA (B Shares)		55,359	1,576,879
Telenor ASA		456,245	8,281,204
Yara International ASA		109,257	3,984,018

TOTAL NORWAY			53,563,930

Pakistan - 0.0%
Habib Bank Ltd.		182,000	192,018
Lucky Cement Ltd.		15,411	47,533
MCB Bank Ltd.		131,700	179,530
Oil & Gas Development Co. Ltd.		395,000	352,513

TOTAL PAKISTAN			771,594

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		849,730	4,061,421
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		129,275	1,671,526
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		1,147,020	1,103,460
Aboitiz Power Corp.		857,600	536,600
Altus San Nicolas Corp. (d)		15,089	1,532
Ayala Corp.		184,995	2,624,102
Ayala Land, Inc.		4,601,570	3,730,990
Bank of the Philippine Islands (BPI)		453,623	723,837
BDO Unibank, Inc.		1,208,378	3,495,511
DMCI Holdings, Inc.		9	1
Globe Telecom, Inc.		17,520	640,453
GT Capital Holdings, Inc.		51,699	682,719
International Container Terminal Services, Inc.		642,690	1,632,071
JG Summit Holdings, Inc.		1,692,170	2,312,395
Jollibee Food Corp.		242,950	908,017
Manila Electric Co.		120,690	597,589
Megaworld Corp.		5,875,600	465,005
Metro Pacific Investments Corp.		8,060,700	505,790
Metropolitan Bank & Trust Co.		1,071,041	1,201,547
Philippine Long Distance Telephone Co.		44,855	869,206
Robinsons Land Corp.		1,131,742	563,864
Security Bank Corp.		99,410	343,487
SM Investments Corp.		158,020	2,993,611
SM Prime Holdings, Inc.		6,190,875	4,701,608
Universal Robina Corp.		533,740	1,514,906

TOTAL PHILIPPINES			32,148,301

Poland - 0.2%
AmRest Holdings NV (b)		44,441	551,706
Bank Millennium SA (b)		425,102	651,716
Bank Polska Kasa Opieki SA		106,252	2,714,334
Bank Zachodni WBK SA		21,455	1,585,916
BRE Bank SA (b)		8,562	820,280
CD Projekt RED SA		44,323	3,221,369
Cyfrowy Polsat SA		134,627	945,104
Dino Polska SA (b)(c)		27,703	1,161,874
Grupa Lotos SA		52,925	1,050,974
KGHM Polska Miedz SA (Bearer) (b)		82,304	1,937,289
LPP SA		773	1,688,827
NG2 SA		16,366	409,514
Orange Polska SA (b)		435,915	788,113
Polish Oil & Gas Co. SA		1,194,045	1,108,819
Polska Grupa Energetyczna SA (b)		446,225	790,054
Polski Koncern Naftowy Orlen SA		185,451	3,621,381
Powszechna Kasa Oszczednosci Bank SA		555,923	4,908,473
Powszechny Zaklad Ubezpieczen SA		381,576	3,960,973

TOTAL POLAND			31,916,716

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(d)		319,729	4
Energias de Portugal SA		1,644,553	8,251,285
Galp Energia SGPS SA Class B		326,598	4,935,074
Jeronimo Martins SGPS SA		157,557	2,716,311

TOTAL PORTUGAL			15,902,674

Qatar - 0.2%
Barwa Real Estate Co. (b)		1,092,929	1,062,612
Industries Qatar QSC (b)		1,131,495	3,095,218
Masraf al Rayan (b)		2,358,611	2,668,903
Mesaieed Petrochemical Holding Co. (b)		2,755,432	1,657,346
Ooredoo Qsc (b)		425,029	808,968
Qatar Electricity & Water Co.		316,780	1,396,407
Qatar Fuel Co. (b)		275,768	1,667,787
Qatar Insurance Co. SAQ (b)		1,121,342	976,285
Qatar International Islamic Bank QSC (b)		430,417	1,106,483
Qatar Islamic Bank (b)		699,644	3,209,024
Qatar National Bank SAQ		2,834,280	15,911,201
The Commercial Bank of Qatar		1,206,449	1,590,485

TOTAL QATAR			35,150,719

Russia - 0.9%
Alrosa Co. Ltd.		1,658,630	2,080,502
Gazprom OAO		4,416,514	15,608,545
Gazprom OAO sponsored ADR (Reg. S)		1,102,910	7,753,457
Inter Rao Ues JSC		21,836,000	1,975,699
Lukoil PJSC		187,552	19,215,005
Lukoil PJSC sponsored ADR		56,975	5,811,450
Magnit OJSC GDR (Reg. S)		226,064	3,074,470
Magnitogorsk Iron & Steel Works PJSC		1,318,700	926,261
MMC Norilsk Nickel PJSC		29,596	9,628,102
MMC Norilsk Nickel PJSC sponsored ADR		96,628	3,123,017
Mobile TeleSystems OJSC sponsored ADR		307,284	3,131,224
Moscow Exchange MICEX-RTS OAO (b)		961,760	1,653,738
NOVATEK OAO GDR (Reg. S)		55,863	10,055,340
Novolipetsk Steel OJSC		700,600	1,512,145
PhosAgro OJSC GDR (Reg. S)		57,321	727,403
Polyus PJSC		17,377	2,123,833
Rosneft Oil Co. OJSC		499,406	3,753,112
Rosneft Oil Co. OJSC GDR (Reg. S)		228,706	1,713,923
Sberbank of Russia		6,675,363	26,304,003
Severstal PAO		114,459	1,631,561
Severstal PAO GDR (Reg. S) (a)		24,668	347,819
Surgutneftegas OJSC		2,176,000	1,567,060
Surgutneftegas OJSC sponsored ADR		214,357	1,520,863
Tatneft PAO		689,719	8,209,207
Tatneft PAO sponsored ADR		42,381	3,046,346
VTB Bank OJSC		2,053,898,000	1,490,532

TOTAL RUSSIA			137,984,617

Saudi Arabia - 0.7%
Advanced Polypropylene Co.		68,660	882,039
Al Rajhi Bank		750,453	13,280,938
Alinma Bank		452,153	3,121,205
Almarai Co. Ltd.		156,781	1,984,834
Arab National Bank		385,702	2,729,315
Bank Al-Jazira		241,371	967,543
Bank Albilad		239,342	1,738,291
Banque Saudi Fransi		343,282	3,394,393
Bupa Arabia for Cooperative Insurance Co.		17,248	472,573
Dar Al Arkan Real Estate Development Co. (b)		306,095	801,949
Emaar The Economic City (b)		232,487	620,874
Etihad Etisalat Co. (b)		242,012	1,699,631
Jarir Marketing Co.		37,405	1,605,065
National Commercial Bank		748,182	9,362,245
National Industrialization Co. (b)		245,273	838,060
Rabigh Refining & Petrochemical Co. (b)		146,250	779,584
Riyad Bank		746,384	4,686,782
SABIC		466,121	10,870,359
Sahara International Petrochemical Co.		230,918	1,063,503
Samba Financial Group		614,412	4,961,803
Saudi Airlines Catering Co.		21,115	578,524
Saudi Arabian Fertilizers Co.		101,331	2,025,540
Saudi Arabian Mining Co. (b)		268,881	3,074,359
Saudi Arabian Oil Co. (b)		605,974	5,515,462
Saudi Cement Co.		43,295	777,741
Saudi Electricity Co.		511,052	2,702,365
Saudi Industrial Investment Group		118,993	748,463
Saudi Kayan Petrochemical Co. (b)		425,928	1,129,527
Saudi Telecom Co.		247,471	6,021,882
The Co. for Cooperative Insurance (b)		37,949	758,575
The Saudi British Bank		443,583	3,777,313
The Savola Group (b)		148,851	1,418,290
Yanbu National Petrochemical Co.		150,532	2,114,349

TOTAL SAUDI ARABIA			96,503,376

Singapore - 0.8%
Ascendas Real Estate Investment Trust		1,853,584	4,267,934
BOC Aviation Ltd. Class A (c)		115,400	1,063,909
CapitaCommercial Trust (REIT)		1,746,450	2,628,389
CapitaLand Ltd.		1,581,300	4,167,002
CapitaMall Trust		1,697,900	3,121,659
City Developments Ltd.		295,500	2,277,519
ComfortDelgro Corp. Ltd.		1,434,200	2,268,673
DBS Group Holdings Ltd.		1,108,541	20,420,497
Genting Singapore Ltd.		3,874,500	2,424,816
Jardine Cycle & Carriage Ltd.		68,593	1,458,447
Keppel Corp. Ltd.		914,700	4,445,743
Mapletree Commercial Trust		1,295,700	2,225,157
Oversea-Chinese Banking Corp. Ltd.		1,995,703	15,704,403
Sembcorp Industries Ltd.		646,100	996,087
Singapore Airlines Ltd.		350,400	2,184,403
Singapore Airport Terminal Service Ltd.		379,900	1,264,503
Singapore Exchange Ltd.		521,200	3,306,687
Singapore Press Holdings Ltd.		973,800	1,430,879
Singapore Technologies Engineering Ltd.		975,200	2,920,914
Singapore Telecommunications Ltd.		5,003,200	12,039,000
Suntec (REIT)		1,224,500	1,644,978
United Overseas Bank Ltd.		780,989	14,567,108
UOL Group Ltd.		308,421	1,791,640
Venture Corp. Ltd.		191,000	2,255,416
Wilmar International Ltd.		1,177,500	3,353,043
Yangzijiang Shipbuilding Holdings Ltd.		1,518,300	1,042,205

TOTAL SINGAPORE			115,271,011

South Africa - 1.1%
Absa Group Ltd.		443,854	4,064,583
Anglo American Platinum Ltd.		31,996	2,557,164
AngloGold Ashanti Ltd.		253,507	5,171,827
Aspen Pharmacare Holdings Ltd. (b)		253,604	1,960,769
Bidcorp Ltd.		218,275	4,832,053
Bidvest Group Ltd.		179,881	2,480,952
Capitec Bank Holdings Ltd.		28,658	2,570,408
Clicks Group Ltd.		157,801	2,568,386
Discovery Ltd.		241,739	1,884,174
Exxaro Resources Ltd.		160,244	1,300,124
FirstRand Ltd.		2,150,945	8,283,614
Fortress (REIT) Ltd. Class A		623,840	766,889
Foschini Ltd.		156,758	1,439,268
Gold Fields Ltd.		489,726	3,170,330
Growthpoint Properties Ltd.		1,686,888	2,370,421
Impala Platinum Holdings Ltd. (b)		483,572	4,559,112
Investec Ltd.		180,746	1,012,207
Kumba Iron Ore Ltd.		40,649	946,694
Liberty Holdings Ltd.		62,003	436,254
Life Healthcare Group Holdings Ltd.		912,569	1,522,519
MMI Holdings Ltd.		441,313	587,790
Mr Price Group Ltd.		149,387	1,693,288
MTN Group Ltd.		1,015,269	5,465,142
MultiChoice Group Ltd. (b)		270,601	1,925,047
Naspers Ltd. Class N		273,040	44,286,140
Nedbank Group Ltd.		257,211	3,354,017
Northam Platinum Ltd. (b)		224,405	1,879,299
Old Mutual Ltd.		2,879,996	3,319,714
Pick 'n Pay Stores Ltd.		211,613	915,765
PSG Group Ltd.		81,431	1,162,447
Rand Merchant Insurance Holdings Ltd.		459,073	829,534
Redefine Properties Ltd.		3,575,385	1,712,831
Remgro Ltd.		336,072	4,086,560
RMB Holdings Ltd.		442,343	2,173,032
Sanlam Ltd.		1,175,724	5,790,686
Sasol Ltd.		342,639	5,443,187
Shoprite Holdings Ltd.		311,567	2,430,092
Sibanye-Stillwater (b)		1,372,732	3,535,644
Spar Group Ltd.		134,294	1,715,484
Standard Bank Group Ltd.		799,761	8,391,669
Steinhoff Africa Retail Ltd. (c)		499,668	546,660
Telkom SA Ltd.		146,231	314,316
Tiger Brands Ltd.		112,877	1,481,612
Vodacom Group Ltd.		428,902	3,350,685
Woolworths Holdings Ltd.		584,587	1,728,619

TOTAL SOUTH AFRICA			162,017,008

Spain - 1.8%
ACS Actividades de Construccion y Servicios SA		161,318	5,363,348
Aena Sme SA (c)		40,810	7,565,264
Amadeus IT Holding SA Class A		268,400	21,080,920
Banco Bilbao Vizcaya Argentaria SA		4,154,482	21,506,092
Banco de Sabadell SA (a)		3,402,788	3,071,924
Banco Santander SA (Spain)		10,303,447	40,604,813
Banco Santander SA (Spain) sponsored ADR		15,660	61,387
Bankia SA		749,952	1,365,292
Bankinter SA		449,973	2,921,395
CaixaBank SA		2,202,505	6,437,421
Cellnex Telecom SA (c)		156,142	7,778,764
Enagas SA		150,250	4,052,557
Endesa SA		199,153	5,470,966
Ferrovial SA		307,458	9,772,667
Gas Natural SDG SA		180,557	4,765,872
Grifols SA		189,662	6,373,443
Iberdrola SA		3,861,794	42,272,447
Inditex SA		674,151	22,669,735
MAPFRE SA (Reg.)		633,793	1,625,124
Red Electrica Corporacion SA		264,162	5,284,894
Repsol SA		928,580	12,779,844
Siemens Gamesa Renewable Energy SA		147,069	2,349,555
Telefonica SA		2,929,706	19,815,686

TOTAL SPAIN			254,989,410

Sweden - 1.5%
Alfa Laval AB		189,491	4,743,721
ASSA ABLOY AB (B Shares)		621,777	14,758,681
Atlas Copco AB:
(A Shares)		445,552	15,828,437
(B Shares)		207,976	6,481,089
Boliden AB		170,446	4,059,798
Electrolux AB (B Shares)		138,205	3,283,246
Epiroc AB:
Class A		462,631	5,367,863
Class B		191,737	2,172,922
Ericsson (B Shares)		1,921,600	15,108,442
Essity AB Class B		374,526	11,904,658
H&M Hennes & Mauritz AB (B Shares)		497,574	10,939,299
Hexagon AB (B Shares)		164,991	9,001,161
Husqvarna AB (B Shares)		253,446	1,914,489
ICA Gruppen AB		54,422	2,395,791
Industrivarden AB (C Shares)		98,895	2,335,002
Investor AB (B Shares)		275,823	15,133,606
Kinnevik AB (B Shares)		153,811	3,719,494
Lundbergfoeretagen AB		45,928	1,997,056
Lundin Petroleum AB		116,608	3,556,296
Sandvik AB		705,217	12,903,840
Securitas AB (B Shares)		194,880	3,071,917
Skandinaviska Enskilda Banken AB (A Shares)		1,012,214	10,013,946
Skanska AB (B Shares)		213,594	4,947,747
SKF AB (B Shares)		236,473	4,340,419
Svenska Handelsbanken AB (A Shares)		961,264	9,417,706
Swedbank AB (A Shares)		571,138	8,795,272
Swedish Match Co. AB		106,430	6,029,659
Tele2 AB (B Shares)		297,545	4,493,974
Telia Co. AB		1,655,895	7,095,292
Volvo AB (B Shares)		924,713	15,877,911

TOTAL SWEDEN			221,688,734

Switzerland - 6.0%
ABB Ltd. (Reg.)		1,142,794	26,606,461
Adecco SA (Reg.)		99,449	5,854,193
Alcon, Inc. (Switzerland) (b)		257,510	15,222,819
Baloise Holdings AG		30,850	5,582,594
Barry Callebaut AG		1,852	4,107,010
Clariant AG (Reg.)		129,411	2,919,540
Coca-Cola HBC AG		126,099	4,639,072
Compagnie Financiere Richemont SA Series A		324,166	23,541,834
Credit Suisse Group AG		1,356,874	17,157,616
Credit Suisse Group AG sponsored ADR		227,130	2,864,109
Dufry AG		26,840	2,333,453
Ems-Chemie Holding AG		5,131	3,366,686
Galenica AG		28,872	5,335,565
Geberit AG (Reg.)		23,389	12,364,700
Givaudan SA		5,715	18,868,044
Julius Baer Group Ltd.		140,181	7,004,517
Kuehne & Nagel International AG		33,317	5,396,026
LafargeHolcim Ltd. (Reg.)		303,219	15,456,866
Lindt & Spruengli AG		60	5,600,083
Lindt & Spruengli AG (participation certificate)		701	5,884,121
Lonza Group AG		46,553	19,148,981
Nestle SA (Reg. S)		1,841,109	203,060,884
Novartis AG		1,329,526	125,597,880
Pargesa Holding SA		24,510	1,968,281
Partners Group Holding AG		11,574	10,631,930
Roche Holding AG (participation certificate)		434,571	145,784,934
Schindler Holding AG:
(participation certificate)		27,988	7,246,893
(Reg.)		9,924	2,472,757
SGS SA (Reg.)		3,325	9,634,629
Sika AG		79,366	14,296,097
Sonova Holding AG Class B		33,975	8,529,023
Straumann Holding AG		6,333	6,048,962
Swatch Group AG (Bearer)		15,811	3,983,939
Swatch Group AG (Bearer) (Reg.)		49,062	2,395,032
Swiss Life Holding AG		20,938	10,551,604
Swiss Prime Site AG		47,721	5,836,310
Swiss Re Ltd.		182,168	20,614,942
Swisscom AG		16,130	8,868,821
Temenos Group AG		41,070	6,647,439
UBS Group AG		2,174,248	27,087,807
UBS Group AG (a)		215,258	2,662,741
Zurich Insurance Group Ltd.		91,974	38,262,024

TOTAL SWITZERLAND			871,437,219

Taiwan - 2.9%
Accton Technology Corp.		330,000	1,744,366
Acer, Inc.		1,646,060	905,318
Advantech Co. Ltd.		218,465	2,072,304
ASE Technology Holding Co. Ltd.		2,131,943	5,116,120
Asia Cement Corp.		1,441,785	2,132,761
ASUSTeK Computer, Inc.		418,422	3,064,666
AU Optronics Corp.		5,529,000	1,824,095
Catcher Technology Co. Ltd.		418,000	3,291,985
Cathay Financial Holding Co. Ltd.		4,941,332	6,577,461
Chang Hwa Commercial Bank		3,325,771	2,342,767
Cheng Shin Rubber Industry Co. Ltd.		1,173,513	1,511,259
Chicony Electronics Co. Ltd.		326,870	915,311
China Airlines Ltd.		1,317,835	346,529
China Development Finance Holding Corp.		7,595,819	2,311,069
China Life Insurance Co. Ltd. (b)		1,709,431	1,380,407
China Steel Corp.		7,559,421	5,728,454
Chinatrust Financial Holding Co. Ltd.		11,698,255	8,437,954
Chunghwa Picture Tubes, Ltd. (b)(d)		551	3
Chunghwa Telecom Co. Ltd.		2,379,400	8,453,971
Compal Electronics, Inc.		2,695,394	1,614,141
Delta Electronics, Inc.		1,200,383	5,577,697
E.SUN Financial Holdings Co. Ltd.		6,542,865	6,011,149
ECLAT Textile Co. Ltd.		115,420	1,463,973
EVA Airways Corp.		1,209,284	483,535
Evergreen Marine Corp. (Taiwan) (b)		1,552,554	593,825
Far Eastern Textile Ltd.		1,931,032	1,780,317
Far EasTone Telecommunications Co. Ltd.		967,000	2,178,317
Feng Tay Enterprise Co. Ltd.		184,136	1,096,064
First Financial Holding Co. Ltd.		6,216,187	4,811,037
Formosa Chemicals & Fibre Corp.		2,182,620	6,058,948
Formosa Petrochemical Corp.		814,000	2,393,823
Formosa Plastics Corp.		2,750,640	8,399,977
Formosa Taffeta Co. Ltd.		542,000	599,681
Foxconn Technology Co. Ltd.		496,811	980,594
Fubon Financial Holding Co. Ltd.		4,195,487	6,187,570
Giant Manufacturing Co. Ltd.		179,042	1,048,507
GlobalWafers Co. Ltd.		142,000	1,821,608
Highwealth Construction Corp.		708,400	1,052,222
HIWIN Technologies Corp.		155,305	1,536,832
Hon Hai Precision Industry Co. Ltd. (Foxconn)		7,790,593	21,066,212
Hotai Motor Co. Ltd.		179,000	3,631,073
Hua Nan Financial Holdings Co. Ltd.		4,801,196	3,402,939
Innolux Corp.		5,233,819	1,496,385
Inventec Corp.		1,376,209	1,030,346
Largan Precision Co. Ltd.		63,000	9,731,838
Lite-On Technology Corp.		1,319,053	2,032,248
MediaTek, Inc.		939,989	11,827,717
Mega Financial Holding Co. Ltd.		6,815,833	7,042,702
Micro-Star International Co. Ltd.		446,000	1,347,532
Nan Ya Plastics Corp.		3,225,980	7,353,143
Nanya Technology Corp.		705,000	1,769,485
Nien Made Enterprise Co. Ltd.		113,000	910,156
Novatek Microelectronics Corp.		347,000	2,433,303
Pegatron Corp.		1,258,652	2,595,286
Phison Electronics Corp.		97,199	1,008,040
Pou Chen Corp.		1,306,240	1,500,411
Powertech Technology, Inc.		446,700	1,573,955
President Chain Store Corp.		358,000	3,502,713
Quanta Computer, Inc.		1,760,000	3,553,762
Realtek Semiconductor Corp.		294,744	2,355,107
Ruentex Development Co. Ltd.		344,948	479,224
Ruentex Industries Ltd.		184,690	410,618
Shin Kong Financial Holding Co. Ltd.		6,217,780	1,999,894
Sinopac Holdings Co.		6,514,250	2,747,622
Standard Foods Corp.		225,981	512,383
Synnex Technology International Corp.		695,920	854,097
Taishin Financial Holdings Co. Ltd.		6,054,380	2,806,206
Taiwan Business Bank		3,365,874	1,359,552
Taiwan Cement Corp.		3,130,528	4,308,104
Taiwan Cooperative Financial Holding Co. Ltd.		5,343,812	3,643,160
Taiwan High Speed Rail Corp.		1,102,000	1,302,671
Taiwan Mobile Co. Ltd.		1,037,400	3,650,452
Taiwan Semiconductor Manufacturing Co. Ltd.		14,783,000	151,636,718
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		88,529	4,775,254
Tatung Co. Ltd. (b)		1,215,000	776,845
The Shanghai Commercial & Savings Bank Ltd.		1,997,815	3,256,856
Unified-President Enterprises Corp.		2,977,620	7,055,088
United Microelectronics Corp.		6,876,000	3,338,099
Vanguard International Semiconductor Corp.		530,000	1,298,596
Walsin Technology Corp.		210,000	1,425,807
Win Semiconductors Corp.		208,000	1,875,217
Winbond Electronics Corp.		1,927,000	1,056,193
Wistron Corp.		1,883,291	1,669,167
Wiwynn Corp.		43,000	983,030
WPG Holding Co. Ltd.		801,378	999,130
Yageo Corp.		162,292	2,024,551
Yuanta Financial Holding Co. Ltd.		6,132,085	3,949,183

TOTAL TAIWAN			415,204,687

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		726,800	4,726,712
Airports of Thailand PCL (For. Reg.)		2,764,100	6,221,365
B. Grimm Power PCL		913,800	1,809,670
Bangkok Bank PCL (For. Reg.)		303,300	1,396,790
Bangkok Dusit Medical Services PCL (For. Reg.)		5,858,700	4,660,308
Bangkok Expressway and Metro PCL		4,150,100	1,455,268
Banpu PCL (For. Reg.)		2,328,500	751,144
Berli Jucker PCL (For. Reg)		589,400	770,242
BTS Group Holdings PCL:
(For. Reg.)		4,046,200	1,602,054
warrants (b)		404,620	6,793
Bumrungrad Hospital PCL (For. Reg.)		266,200	1,138,555
C.P. ALL PCL (For. Reg.)		3,719,400	8,411,635
Central Pattana PCL (For. Reg.)		1,527,900	2,961,169
Charoen Pokphand Foods PCL (For. Reg.)		2,549,440	2,439,765
Electricity Generating PCL (For. Reg.)		163,800	1,594,578
Energy Absolute PCL		893,000	1,231,000
Global Power Synergy Public Co. Ltd.		708,900	1,900,658
Gulf Energy Development PCL		326,400	2,005,752
Home Product Center PCL (For. Reg.)		3,515,247	1,640,039
Indorama Ventures PCL (For. Reg.)		1,238,300	1,104,892
Intouch Holdings PCL (For. Reg.)		1,543,000	2,743,242
IRPC PCL (For. Reg.)		5,943,100	542,837
Kasikornbank PCL		79,900	357,534
Kasikornbank PCL (For. Reg.)		1,161,100	5,214,140
Krung Thai Bank PCL (For. Reg.)		2,475,475	1,274,142
Land & House PCL (For. Reg.)		4,704,000	1,394,976
Minor International PCL:
warrants 9/30/21 (b)		45,263	3,097
(For. Reg.)		1,626,970	1,598,354
Muangthai Leasing PCL		363,991	753,313
Osotspa PCL		417,100	588,423
PTT Exploration and Production PCL (For. Reg.)		798,351	3,160,365
PTT Global Chemical PCL (For. Reg.)		1,446,886	2,249,251
PTT PCL (For. Reg.)		6,968,200	9,617,902
Ratchaburi Electric Generating Holding PCL (For. Reg.)		437,800	953,500
Robinsons Department Store PCL (For. Reg.)		237,000	408,666
Siam Cement PCL (For. Reg.)		472,950	5,403,902
Siam Commercial Bank PCL (For. Reg.)		563,900	1,759,672
Srisawad Corp. PCL		614,200	1,459,119
Thai Oil PCL (For. Reg.)		642,900	1,061,332
Thai Union Frozen Products PCL (For. Reg.)		1,920,400	939,859
TMB Bank PCL (For. Reg.)		14,197,991	638,898
Total Access Communication PCL (For. Reg.)		372,300	527,937
True Corp. PCL (For. Reg.)		7,069,135	845,266

TOTAL THAILAND			91,324,116

Turkey - 0.1%
Akbank TAS (b)		1,742,465	2,404,906
Anadolu Efes Biracilik Ve Malt Sanayii A/S		87,523	362,391
Arcelik A/S (b)		133,252	465,344
Aselsan A/S		204,059	799,904
Bim Birlesik Magazalar A/S JSC		244,599	1,993,657
Eregli Demir ve Celik Fabrikalari T.A.S.		854,926	1,332,797
Ford Otomotiv Sanayi A/S		42,117	527,804
Haci Omer Sabanci Holding A/S		551,482	898,442
Koc Holding A/S		450,140	1,469,691
TAV Havalimanlari Holding A/S		143,068	651,184
Tupras Turkiye Petrol Rafinerileri A/S		78,423	1,475,489
Turk Hava Yollari AO (b)		334,279	764,098
Turkcell Iletisim Hizmet A/S		651,161	1,534,128
Turkiye Garanti Bankasi A/S (b)		1,460,657	2,904,352
Turkiye Is Bankasi A/S Series C (b)		896,622	1,086,179

TOTAL TURKEY			18,670,366

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		1,742,343	3,628,844
Aldar Properties PJSC (b)		2,253,351	1,368,065
DP World Ltd.		102,517	1,435,238
Dubai Islamic Bank Pakistan Ltd. (b)		1,024,093	1,592,021
Emaar Malls Group PJSC (b)		1,337,682	662,823
Emaar Properties PJSC		2,039,336	2,243,073
Emirates Telecommunications Corp.		1,057,584	4,687,512
National Bank of Abu Dhabi PJSC		1,763,880	7,433,839

TOTAL UNITED ARAB EMIRATES			23,051,415

United Kingdom - 9.5%
3i Group PLC		604,624	8,818,394
Admiral Group PLC		115,114	3,433,862
Anglo American PLC (United Kingdom)		642,436	16,844,574
Antofagasta PLC		241,300	2,619,831
Ashtead Group PLC		288,061	9,338,441
Associated British Foods PLC		215,638	7,477,534
AstraZeneca PLC (United Kingdom)		812,246	79,460,106
Auto Trader Group PLC (c)		552,927	4,079,931
Aveva Group PLC		39,081	2,538,006
Aviva PLC		2,437,963	12,776,133
BAE Systems PLC		1,983,760	16,490,919
Barclays PLC		10,698,158	23,624,905
Barratt Developments PLC		636,136	6,743,661
Berkeley Group Holdings PLC		72,995	5,050,831
BHP Billiton PLC		1,307,862	28,467,729
BP PLC		10,412,840	62,686,423
BP PLC sponsored ADR		376,168	13,590,950
British American Tobacco PLC (United Kingdom)		1,419,171	62,578,244
British Land Co. PLC		544,329	3,980,870
BT Group PLC		5,238,140	11,130,778
Bunzl PLC		208,907	5,420,682
Burberry Group PLC		256,948	6,626,526
Carnival PLC		100,543	4,106,349
Centrica PLC		3,658,713	4,098,901
Coca-Cola European Partners PLC		146,641	7,714,783
Compass Group PLC		982,405	24,287,242
Croda International PLC		78,343	5,156,044
Diageo PLC		1,463,249	57,861,430
Direct Line Insurance Group PLC		877,337	3,913,492
easyJet PLC		96,081	1,767,368
Evraz PLC		305,788	1,423,774
G4S PLC (United Kingdom)		1,029,173	2,655,531
GlaxoSmithKline PLC		3,088,305	72,511,628
Halma PLC		229,890	6,396,214
Hargreaves Lansdown PLC		172,317	3,925,144
HSBC Holdings PLC (United Kingdom)		12,488,958	90,797,005
Imperial Brands PLC		592,352	15,259,173
Informa PLC		765,543	7,832,450
InterContinental Hotel Group PLC		105,470	6,496,535
Intertek Group PLC		100,992	7,681,532
ITV PLC		2,215,488	3,961,197
J Sainsbury PLC		1,113,519	2,976,093
John David Group PLC		271,877	2,950,374
Johnson Matthey PLC		118,717	4,083,749
Kingfisher PLC		1,314,044	3,527,892
Land Securities Group PLC		431,795	5,348,338
Legal & General Group PLC		3,702,615	14,936,821
Lloyds Banking Group PLC		43,491,498	32,467,959
London Stock Exchange Group PLC		194,735	20,124,070
M&G PLC (b)		1,534,925	4,868,538
Marks & Spencer Group PLC		1,202,617	2,788,791
Meggitt PLC		488,140	4,354,842
Melrose Industries PLC		3,029,468	9,328,962
Micro Focus International PLC		200,413	2,691,447
Mondi PLC		158,564	3,237,073
Mondi PLC		153,175	3,107,385
National Grid PLC		2,168,706	28,803,862
Next PLC		81,017	7,373,265
NMC Health PLC		75,611	1,289,989
Ocado Group PLC (b)		289,429	4,676,107
Pearson PLC		310,999	2,321,275
Pearson PLC sponsored ADR (a)		154,281	1,144,765
Persimmon PLC		199,472	8,041,687
Prudential PLC		1,610,380	28,633,182
Reckitt Benckiser Group PLC		438,804	36,321,294
RELX PLC (London Stock Exchange)		1,202,518	31,964,930
Rentokil Initial PLC		1,122,268	6,920,729
Rio Tinto PLC		699,141	37,386,053
Rolls-Royce Holdings PLC		1,079,294	9,506,782
Royal Bank of Scotland Group PLC		3,010,704	8,623,275
Royal Dutch Shell PLC:
Class A (United Kingdom)		2,725,611	71,575,589
Class B (United Kingdom)		2,229,910	58,594,507
RSA Insurance Group PLC		615,911	4,476,461
Sage Group PLC		665,860	6,492,516
Schroders PLC		75,411	3,199,513
Scottish & Southern Energy PLC		634,095	12,631,009
Segro PLC		656,100	7,889,257
Severn Trent PLC		145,331	4,949,348
Smith & Nephew PLC		542,471	13,052,351
Smiths Group PLC		252,179	5,626,075
Spirax-Sarco Engineering PLC		46,250	5,447,723
St. James's Place Capital PLC		336,295	5,080,247
Standard Chartered PLC (United Kingdom)		1,692,277	14,100,653
Standard Life PLC		1,504,958	5,991,701
Taylor Wimpey PLC		1,987,530	5,645,371
Tesco PLC		6,065,051	19,726,694
The Weir Group PLC		164,645	2,930,737
Unilever PLC		687,452	41,007,463
United Utilities Group PLC		416,928	5,579,859
Vodafone Group PLC		13,686,877	26,890,886
Vodafone Group PLC sponsored ADR		298,430	5,852,212
Whitbread PLC		85,182	5,027,983
WM Morrison Supermarkets PLC		1,421,428	3,415,194

TOTAL UNITED KINGDOM			1,386,608,000

United States of America - 0.1%
NICE Systems Ltd. sponsored ADR (b)		7,437	1,281,395
Ovintiv, Inc.		161,804	2,521,081
Southern Copper Corp.		55,841	2,104,089
Yum China Holdings, Inc.		224,455	9,667,277

TOTAL UNITED STATES OF AMERICA			15,573,842

TOTAL COMMON STOCKS
(Cost $12,405,890,799)			13,334,813,775

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Ambev SA sponsored ADR		855,318	3,558,123
Banco Bradesco SA:
(PN)		1,739,047	13,355,732
(PN) sponsored ADR		1,143,358	8,723,825
Brasil Foods SA sponsored ADR (b)		108,434	770,966
Braskem SA (PN-A)		129,400	953,292
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		163,500	1,560,324
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		96,001	1,907,198
Companhia Energetica de Minas Gerais (CEMIG) (PN)		584,565	2,040,640
Gerdau SA		671,050	3,141,679
Itau Unibanco Holding SA		2,014,661	15,439,493
Itau Unibanco Holding SA sponsored ADR		1,007,501	7,667,083
Itausa-Investimentos Itau SA (PN)		2,702,207	8,114,319
Lojas Americanas SA (PN)		442,837	2,848,774
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)		1,847,340	12,272,176
(PN) sponsored ADR (non-vtg.)		767,117	10,164,300
sponsored ADR		33,708	475,620
Telefonica Brasil SA		282,340	3,915,419

TOTAL BRAZIL			96,908,963

Chile - 0.0%
Embotelladora Andina SA Class B		245,535	641,189
Sociedad Quimica y Minera de Chile SA (PN-B)		72,664	2,024,750

TOTAL CHILE			2,665,939

Colombia - 0.0%
Bancolombia SA (PN)		290,130	3,792,050
Grupo Aval Acciones y Valores SA		2,671,310	1,132,573

TOTAL COLOMBIA			4,924,623

France - 0.1%
Air Liquide SA (b)		41,793	6,042,833
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		45,730	2,556,130
Fuchs Petrolub AG		44,667	1,979,582
Henkel AG & Co. KGaA		111,281	11,346,885
Porsche Automobil Holding SE (Germany)		93,695	6,317,946
Sartorius AG (non-vtg.)		21,863	5,106,452
Volkswagen AG		114,312	20,586,167

TOTAL GERMANY			47,893,162

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		3,375,437	1,778,176
Korea (South) - 0.2%
AMOREPACIFIC Corp.		4,740	327,774
Hyundai Motor Co.		33,791	2,053,047
Hyundai Motor Co. Series 2		15,910	1,063,905
LG Chemical Ltd.		7,920	1,177,355
LG Household & Health Care Ltd.		831	524,368
Samsung Electronics Co. Ltd.		513,467	20,002,095

TOTAL KOREA (SOUTH)			25,148,544

Russia - 0.0%
AK Transneft OAO		250	644,966
Surgutneftegas OJSC		4,361,617	2,461,197

TOTAL RUSSIA			3,106,163

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $183,437,333)			188,468,403
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
Britannia Industries Ltd. 8% 8/28/22	INR	18,814	85
NTPC Ltd. 8.49% 3/25/25	INR	233,068	40,794
TOTAL NONCONVERTIBLE BONDS
(Cost $46,772)			40,879

U.S. Government and Government Agency Obligations - 0.0%
U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (e)
(Cost $5,786,328)		5,800,000	5,788,979
		Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund 1.58% (f)		510,345,946	$510,448,015
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)		80,417,736	80,425,778
TOTAL MONEY MARKET FUNDS
(Cost $590,873,385)			590,873,793
TOTAL INVESTMENT IN SECURITIES - 96.9%
(Cost $13,186,034,617)			14,119,985,829
NET OTHER ASSETS (LIABILITIES) - 3.1%(h)			449,261,358
NET ASSETS - 100%			$14,569,247,187

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	6,747	March 2020	$666,772,275	$(9,094,792)	$(9,094,792)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5,220	March 2020	274,076,100	(8,349,330)	(8,349,330)
TME S&P/TSX 60 Index Contracts (Canada)	443	March 2020	69,057,655	326,735	326,735
TOTAL FUTURES CONTRACTS					$(17,117,387)

The notional amount of futures purchased as a percentage of Net Assets is 6.9%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $158,357,020 or 1.1% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,788,979.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $19,666,576 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,796,403
Fidelity Securities Lending Cash Central Fund	573,549
Total	$2,369,952

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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